UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑03651
Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant’s telephone number, including area code:  800‑638‑8194
Date of fiscal year end:  March 31
Date of reporting period:  March 31, 2026

Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.

Touchstone Dynamic Large Cap Growth Fund CLASS A - TGVFX

Touchstone Dynamic Large Cap Growth Fund CLASS C - TGVCX

Touchstone Dynamic Large Cap Growth Fund CLASS Y - TGVYX

Touchstone Dynamic Large Cap Growth Fund INSTITUTIONAL CLASS - TGVVX

Touchstone Dynamic Large Cap Growth Fund CLASS R6 - TGVLX

Touchstone Flexible Income Fund CLASS A - FFSAX

Touchstone Flexible Income Fund CLASS C - FRACX

Touchstone Flexible Income Fund CLASS Y - MXIIX

Touchstone Flexible Income Fund INSTITUTIONAL CLASS - TFSLX

Touchstone Focused Fund CLASS A - TFOAX

Touchstone Focused Fund CLASS C - TFFCX

Touchstone Focused Fund CLASS Y - TFFYX

Touchstone Focused Fund INSTITUTIONAL CLASS - TFFIX

Touchstone Mid Cap Growth Fund CLASS A - TEGAX

Touchstone Mid Cap Growth Fund CLASS C - TOECX

Touchstone Mid Cap Growth Fund CLASS Y - TEGYX

Touchstone Mid Cap Growth Fund INSTITUTIONAL CLASS - TEGIX

Touchstone Mid Cap Growth Fund CLASS R6 - TFGRX

Touchstone Non‑US Equity Fund CLASS A - TEQAX

Touchstone Non‑US Equity Fund CLASS C - TEQCX

Touchstone Non‑US Equity Fund CLASS Y - TIQIX

Touchstone Non‑US Equity Fund INSTITUTIONAL CLASS - TROCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS A - TSMGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS C - TEGCX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS Y - TSEMX

Touchstone Sands Capital Emerging Markets Growth Fund INSTITUTIONAL CLASS - TSEGX

Touchstone Sands Capital Emerging Markets Growth Fund CLASS R6 - TSRMX

Touchstone Strategic Income Fund CLASS A - TQPAX

Touchstone Strategic Income Fund CLASS C - TQPCX

Touchstone Strategic Income Fund CLASS Y - TQPYX

Touchstone Strategic Income Fund INSTITUTIONAL CLASS - TQPIX

Touchstone Dynamic Large Cap Growth Fund CLASS A | TGVFX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$114	1.03%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class A shares performance was 20.44% (excluding sales loads) for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	14.43%	10.36%	14.89%

Class A - excluding sales load	20.44%	11.49%	15.58%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TGVFX‑2603	3

Touchstone Dynamic Large Cap Growth Fund CLASS C | TGVCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$193	1.76%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class C shares performance was 19.58% (excluding sales loads) for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	18.58%	10.67%	14.88%

Class C - excluding sales load	19.58%	10.67%	14.88%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TGVCX‑2603	3

Touchstone Dynamic Large Cap Growth Fund CLASS Y | TGVYX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$78	0.71%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class Y shares performance was 20.84% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	20.84%	11.79%	15.87%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

2

Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TGVYX‑2603	3

Touchstone Dynamic Large Cap Growth Fund INSTITUTIONAL CLASS | TGVVX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$72	0.65%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Institutional Class shares performance was 20.91% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	20.91%	11.89%	15.99%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[2]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

2

Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TGVVX‑2603	3

Touchstone Dynamic Large Cap Growth Fund CLASS R6 | TGVLX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Dynamic Large Cap Growth Fund (“Fund”) (formerly Touchstone Growth Opportunities Fund) for the period May 9, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$621	0.57%

[1]	Based on operations for the period May 9, 2025 (commencement of operations) to March 31, 2026. Expenses for a full reporting period would be higher.
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class R6 shares performance was 21.01% for the reporting period.
During the 9‑month period from April 1, 2025 to December 31, 2025, Technology was a dominant force within the U.S. Exceptional earnings growth in U.S. technology and accelerating innovation, particularly in artificial intelligence, reshaped investor expectations and fueled global momentum. Additionally, gold, silver, and platinum soared to record highs in the period, propelling mining shares significantly higher. Lastly, during the first quarter of 2026, the Energy sector rallied due to the U.S.-Israeli military campaign against Iran and the disruption of the Strait of Hormuz, which handles roughly 20% of global oil supply.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Peer Momentum	Positive	Securities in similar industries rallied in concert during the quarter.

Long Term Growth	Positive	The Fund’s overweight to companies with robust long term growth prospects added to performance, as growth was rewarded.

Book to Price	Positive	Additionally, the Fund’s tilt towards companies with favorable Book to Price valuations contributed to performance.

Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.

Communication Services	Negative	Stock selection within the sector was the largest detractor to relative performance.
During the period, the Fund notably increased its weight towards the Information Technology sector due to its strong growth prospects and favorable valuations.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	21.01%	11.60%	15.63%

Bloomberg US 3000 Index[2]	18.30%	10.78%	13.71%

Bloomberg US 1000 Growth Index[3]	18.04%	11.26%	15.69%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell 1000® Growth Index	18.81%	12.76%	16.83%

Russell 3000® Growth Index	18.75%	12.05%	16.38%

[1]	The inception date was May 9, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 9, 2025.

[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.

[3]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$140,445,165

Total number of portfolio holdings	92

Total advisory fees paid	$820,556

Portfolio turnover rate	176%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	51.8%

Health Care	10.1%

Communication Services	10.1%

Consumer Discretionary	8.8%

Financials	7.5%

Industrials	6.5%

Energy	2.0%

Consumer Staples	1.4%

Utilities	0.9%

Materials	0.5%

Short-Term Investment Fund	0.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub‑adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TGVLX‑2603	3

Touchstone Flexible Income Fund CLASS A | FFSAX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$106	1.04%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class A shares performance was 4.14% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to
30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	0.72%	1.74%	2.83%

Class A - excluding sales load	4.14%	2.40%	3.45%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑FFSAX‑2603	2

Touchstone Flexible Income Fund CLASS C | FRACX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$182	1.79%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class C shares performance was 3.45% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to 30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	2.46%	1.65%	2.83%

Class C - excluding sales load	3.45%	1.65%	2.83%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-FRACX-2603	2

Touchstone Flexible Income Fund CLASS Y | MXIIX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$81	0.79%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Class Y shares performance was 4.48% for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to
30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	4.48%	2.67%	3.71%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑MXIIX‑2603	2

Touchstone Flexible Income Fund INSTITUTIONAL CLASS | TFSLX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$71	0.69%
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub‑adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub‑adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund’s Institutional Class shares performance was 4.50% for the reporting period.
Over the 12 month period ended March 31, 2026, interest rates moved higher, with the 10‑year U.S. Treasury yield rising 11 basis points from 4.21% to 4.32%. The yield curve steepened meaningfully, as the 2‑year to 10‑year spread widened by 20 basis points from 32 to 52 basis points, and the 5‑year to 30‑year spread steepened by 35 basis points from 62 to 97 basis points.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Credit Quality and Current Income	Positive	The Fund’s relative performance during the reporting period benefitted from high current income on strong credits with low probabilities of defaults.

Credit Spreads	Positive	The Fund’s relative performance during the reporting period also benefitted from credit spread tightening across the Fund’s sectors.

Long Duration U.S. Treasury	Negative	Long-term rates did not fall in line with short-term rates, creating a headwind for the Fund’s longer-than-benchmark duration.
During the reporting period, the Fund made several notable allocation changes. Portfolio duration was extended from 5.8 years to 6.5 years. Exposure to investment-grade corporates increased from 20.6% to 28.3%, while investment grade structured product securities were modestly reduced from 30.9% to 27.7%. High yield corporate securities increased slightly from 2.5% to 3.2%, whereas high yield structured products declined from 15.0% to 12.5%. The Fund reduced its allocation to preferred securities from 12.3% to 7.3% and introduced a new allocation to municipal bonds, increasing from 0.0% to 1.1%. Additionally, the Fund added exposure to emerging markets sovereign debt, with local currency positions rising to 4.9% and U.S. dollar-denominated positions to 0.7%. U.S. Treasury exposure decreased from 12.3% to 10.6%, and the cash allocation was reduced from 6.5% to 3.8%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	4.50%	2.76%	3.81%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,677,665,583

Total number of portfolio holdings	382

Total advisory fees paid	$9,102,873

Portfolio turnover rate	64%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	32.9%

Non‑Agency Collateralized Mortgage Obligations	20.8%

Agency Collateralized Mortgage Obligations	12.8%

U.S. Treasury Obligations	10.5%

Asset-Backed Securities	6.2%

Sovereign Government Obligations	4.6%

Exchange-Traded Funds	4.4%

Preferred Stocks	3.3%

Commercial Mortgage-Backed Securities	0.0%

Purchased Options	0.1%

Short-Term Investment Funds	4.6%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	32.0%

AA/Aa	9.9%

A/A	9.7%

BBB/Baa	21.9%

BB/Ba	2.4%

B/B	2.4%

CCC	0.2%

CC	0.1%

Not Rated	21.4%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TFSLX‑2603	2

Touchstone Focused Fund CLASS A | TFOAX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$123	1.16%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class A shares performance was 12.03% (excluding sales loads) for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	6.44%	7.38%	11.05%

Class A - excluding sales load	12.03%	8.49%	11.71%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TFOAX‑2603	2

Touchstone Focused Fund CLASS C | TFFCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$201	1.90%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class C shares performance was 11.21% (excluding sales loads) for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	10.21%	7.66%	11.03%

Class C - excluding sales load	11.21%	7.66%	11.03%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TFFCX‑2603	2

Touchstone Focused Fund CLASS Y | TFFYX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$91	0.86%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Class Y shares performance was 12.36% for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	12.36%	8.80%	12.04%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TFFYX‑2603	2

Touchstone Focused Fund INSTITUTIONAL CLASS | TFFIX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$89	0.84%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s Institutional Class shares performance was 12.39% for the reporting period.
The U.S. equity market experienced significant volatility at the forefront of the period as trade tensions and tariff policies became central market themes but remained resilient and maintained gains past the end of 2025. The Federal Reserve shifted towards monetary easing as the period progressed with the first of three rate cuts in September, helping push markets to new highs through January. Markets endured a pullback in the first quarter of 2026, triggered in part due to rising geopolitical tensions in the Middle East.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

International	Positive	Stock selection for international holdings was a large contributor to performance.

Communication Services	Positive	The largest sector overweight, allocation to Communication Services was the largest contributor to performance.

Capital Markets	Positive	Stock selection in the sector was a large contributor to performance.

Information Technology	Negative	Stock selection in the sector was the largest detractor to performance.

Industrials	Negative	The largest sector underweight, allocation to Industrials was a large detractor to performance.
The decrease in weight period‑to‑period in the Health Care sector relative to the Russell 3000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	12.39%	8.84%	12.10%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Russell 3000® Index	18.09%	10.87%	13.72%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,305,490,358

Total number of portfolio holdings	48

Total advisory fees paid	$8,446,141

Portfolio turnover rate	6%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	30.2%

Communication Services	16.1%

Financials	13.2%

Consumer Discretionary	10.0%

Health Care	9.2%

Industrials	8.1%

Consumer Staples	5.9%

Energy	3.3%

Real Estate	1.6%

Materials	0.8%

Short-Term Investment Funds	2.8%

Other Assets/Liabilities (Net)	(1.2)%

Total	100.0%
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TFFIX‑2603	2

Touchstone Mid Cap Growth Fund CLASS A | TEGAX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$132	1.21%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class A shares performance was 17.89% (excluding sales loads) for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	12.00%	4.73%	10.99%

Class A - excluding sales load	17.89%	5.81%	11.64%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TEGAX‑2603	3

Touchstone Mid Cap Growth Fund CLASS C | TOECX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$218	2.01%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class C shares performance was 16.94% (excluding sales loads) for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	15.94%	4.94%	10.93%

Class C - excluding sales load	16.94%	4.94%	10.93%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TOECX‑2603	3

Touchstone Mid Cap Growth Fund CLASS Y | TEGYX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$107	0.98%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class Y shares performance was 18.17% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	18.17%	6.05%	11.91%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%

1	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
2	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TEGYX‑2603	3

Touchstone Mid Cap Growth Fund INSTITUTIONAL CLASS | TEGIX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$96	0.88%

Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Institutional Class shares performance was 18.29% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12-month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	18.29%	6.18%	12.01%

Bloomberg US 3000 Index[1]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[2]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%

[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TEGIX‑2603	3

Touchstone Mid Cap Growth Fund CLASS R6 | TFGRX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$86	0.79%
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid‑cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1‑to‑3‑year period. The Fund’s sub‑adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund’s Class R6 shares performance was 18.39% for the reporting period.
The environment over the 12 month period ended March 31, 2026 was marked by strong equity market performance, as a powerful rebound in mid‑2025, driven by artificial intelligence (AI) momentum, resilient earnings, and easing tariff pressures, pushed major indices to record highs and supported a soft-landing narrative. While improving breadth and sector rotation signaled a healthier backdrop, market behavior grew increasingly speculative through the third quarter before leadership broadened later in the year toward cyclicals and small caps amid easing financial conditions. More recently, markets reversed as geopolitical shocks and energy supply disruptions contributed to a first calendar quarter decline, highlighting a shift toward greater volatility and dispersion.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Industrials Stocks	Positive
Stock selection was a leading contributor to the Fund’s relative outperformance during the 12‑month period. Industrial stock holding Vertiv Holdings Co. was a top contributor, driven by strong organic order growth and tailwinds from AI infrastructure buildout.

Consumer Discretionary Stocks	Positive	Tapestry, Inc. was a top contributor driven by brand elevation and pricing power.

Financials Stocks	Positive	Financials stocks contributed positively, driven by exposure to banks, (Fifth Third Bancorp) and trading platforms (Robinhood Markets, Inc.).

Information Technology (IT) Stocks	Negative	Software exposure (Atlassian Corp.) was the biggest detractor as AI displacement fears weighed heavily on the group.
Over the past year, the Fund increased its exposure to Consumer Discretionary and Industrials while reducing its allocation to Information Technology.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	18.39%	6.29%	11.94%

Bloomberg US 3000 Index[2]	18.30%	10.78%	13.71%

Bloomberg US Mid Cap Growth Index[3]	14.10%	5.64%	11.55%

Russell 3000® Index	18.09%	10.87%	13.72%

Russell Midcap® Growth Index	9.56%	5.37%	11.69%

[1]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Class A shares for the periods prior to February 10, 2020.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US Mid Cap Growth Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,800,343,184

Total number of portfolio holdings	55

Total advisory fees paid	$10,313,147

Portfolio turnover rate	85%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	30.0%

Consumer Discretionary	17.1%

Health Care	15.8%

Information Technology	13.2%

Financials	12.7%

Energy	4.7%

Communication Services	2.7%

Utilities	1.8%

Materials	0.6%

Short-Term Investment Fund	1.3%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TFGRX-2603	3

Touchstone Non‑US Equity Fund CLASS A | TEQAX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$124	1.13%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class A shares performance was 19.86% (excluding sales loads) for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	13.84%	7.81%	9.83%

Class A - excluding sales load	19.86%	8.93%	10.49%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TEQAX‑2603	3

Touchstone Non‑US Equity Fund CLASS C | TEQCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$210	1.92%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class C shares performance was 18.86% (excluding sales loads) for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	17.86%	8.05%	9.77%

Class C - excluding sales load	18.86%	8.05%	9.77%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TEQCX-2603	3

Touchstone Non‑US Equity Fund CLASS Y | TIQIX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$99	0.90%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Class Y shares performance was 20.11% for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	20.11%	9.19%	10.76%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TIQIX-2603	3

Touchstone Non‑US Equity Fund INSTITUTIONAL CLASS | TROCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Non‑US Equity Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$95	0.86%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non‑U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund’s Institutional Class shares performance was 20.15% for the reporting period.
Over the 12 month period, global equities were driven by shifting macro headlines, from tariff changes to geopolitical tensions, resulting in uneven market leadership. Mega‑cap Technology and AI‑linked sectors outperformed on strong earnings and investment, while cyclicals like Industrials and some Financials benefited economically from resilient growth and easing inflation concerns. This trend began to reverse in March as geopolitical-driven energy price spikes weighed on European and Asian cyclical stocks.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Information Technology Stocks	Positive
Information Technology was the top contributing sector during the reporting period as many of the Fund’s holdings, including Samsung Electronics Co. Ltd., Taiwan Semiconductor Manufacturing Company Limited, and ASML Holding N.V., which are levered to semiconductor and semiconductor component production, contributed positively to performance.

Consumer Staples Underweight	Positive	The Fund’s lack of exposure to Consumer Staples stocks contributed positively to performance.

Industrials Stocks	Negative
Despite a meaningful underweight to software, the Fund maintained selective exposure to data and information businesses. Rapid advances in large language models over the past year drove market concerns about AI disintermediation, weighing on Relx plc, a key detractor. The Fund retained the position, however, given accelerating growth in its LexisNexis legal segment driven by generative AI upselling.

Metals and Mining Industry Underweight	Negative
The Fund’s lack of exposure to the Metals and Mining Industry detracted from performance as a weaker dollar and strong demand for commodities lifted gold and related equities. The Fund has historically underweighted this area given its reliance on commodity cycles rather than company- specific drivers. Mining stocks benefited from higher prices, improved cash flows, and rotation into real assets and value.

Over the 12 month period, we repositioned the Fund to enhance defensiveness and align with evolving macro and technological risks. We added companies with less elastic demand, Ferrari N.V., Keyence Corp., Haleon plc, and KDDI Corp., while increasing exposure to German industrials and materials (Heidelberg Materials AG, Siemens Healthineers AG) and defense via Rolls-Royce Holdings plc amid rising fiscal and military spending. At the same time, we reassessed AI disintermediation risks, exiting select holdings where risks appeared underappreciated or less offset by AI benefits (Trip.com, Shopify Inc., London Stock Exchange Group plc). We also replaced BNP Paribas SA with Erste Group Bank AG following legal concerns, maintaining a constructive view of banks, and exited Novo Nordisk A/S due to concerns about the competitiveness of its weight loss data.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	20.15%	9.19%	10.78%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

MSCI All Country World Ex USA Index	24.91%	7.02%	8.38%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,325,550,464

Total number of portfolio holdings	51

Total advisory fees paid	$7,064,577

Portfolio turnover rate	24%

2

Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	22.7%

Industrials	20.3%

Information Technology	15.5%

Communication Services	10.0%

Consumer Discretionary	7.6%

Materials	7.4%

Energy	7.1%

Health Care	6.4%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	17.3%

Sweden	9.2%

United Kingdom	8.7%

France	7.9%

Netherlands	7.2%

Taiwan	5.6%

South Korea	5.6%

United States	5.3%

China	5.3%

Germany	5.0%

Singapore	3.8%

Ireland	3.5%

Italy	3.1%

Other Countries	9.5%

Short-Term Investment Funds	7.4%

Other Assets/Liabilities (Net)	(4.4)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TROCX-2603	3

Touchstone Sands Capital Emerging Markets Growth Fund CLASS A | TSMGX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$154	1.43%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class A shares performance was 15.07% (excluding sales loads) for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A1	9.30%	-5.51%	5.44%

Class A - excluding sales load	15.07%	-4.54%	5.99%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%

[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TSMGX‑2603	3

Touchstone Sands Capital Emerging Markets Growth Fund CLASS C | TEGCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$228	2.13%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class C shares performance was 14.32% (excluding sales loads) for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C1	13.32%	-5.23%	5.21%

Class C - excluding sales load	14.32%	-5.23%	5.21%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%

[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to November 16, 2018.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TEGCX‑2603	3

Touchstone Sands Capital Emerging Markets Growth Fund CLASS Y | TSEMX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$124	1.15%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class Y shares performance was 15.41% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	15.41%	-4.23%	6.30%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[2]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TSEMX‑2603	3

Touchstone Sands Capital Emerging Markets Growth Fund INSTITUTIONAL CLASS | TSEGX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$112	1.04%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Institutional Class shares performance was 15.50% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Institutional Class	15.50%	-4.16%	6.38%

Bloomberg World ex US Large & Mid Cap Index[1]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[2]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TSEGX-2603	3

Touchstone Sands Capital Emerging Markets Growth Fund CLASS R6 | TSRMX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$108	1.00%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub‑adviser, Sands Capital Management, LLC (“Sands Capital”), uses a “bottom‑up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund’s Class R6 shares performance was 15.60% for the reporting period.
The trailing 12‑month period ended March 31, 2026, was a strong but narrowly driven market for emerging market equities, as reflected by the MSCI Emerging Markets Index (MSCI EM). Just three companies—Taiwan Semiconductor Manufacturing Company Limited, Samsung Electronics Co. Ltd., and SK hynix Inc., accounted for over 70% of the index’s rise. Taiwan, South Korea, and China contributed most to the index’s return, while India, Indonesia, and Saudi Arabia were the top country detractors.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Semiconductor Exposure	Positive	The Fund’s overweight to semiconductors, alongside security selection within the industry, positively contributed to relative results.

Ecommerce	Negative
Several of the Fund’s high-conviction ecommerce businesses were meaningful detractors for the period, driven by concerns about competition and investment, and overall negative sentiment for internet businesses in the latter portion of the period.

China stocks	Negative	Security selection within China was a notable relative detractor during the period, overwhelming the benefit from the Fund’s underweight relative to the MSCI EM.

South Korean stocks	Negative	The Fund’s average underweight during the period, alongside underperformance within the country, pressured relative results.
The Fund’s portfolio increased its exposure to AI infrastructure during the period, broadening its positioning across growth drivers. As a result, the Fund’s portfolio underweight to South Korea and Taiwan narrowed meaningfully, moving from a combined 14% underweight to 4%, while absolute exposure rose from 12% to 34%. This shift was primarily funded by a reduction in India exposure. India moved from a 7% overweight to a 2% overweight, with absolute exposure declining from 26% to 15%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class R6[1]	15.60%	-4.12%	6.41%

Bloomberg World ex US Large & Mid Cap Index[2]	23.79%	6.71%	8.37%

Bloomberg Emerging Markets Large & Mid Cap Index[3]	26.30%	3.38%	8.11%

MSCI Emerging Markets Index	29.55%	3.69%	7.80%

[1]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to April 26, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg Emerging Markets Large & Mid Cap Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$1,999,941,629

Total number of portfolio holdings	45

Total advisory fees paid	$17,285,790

Portfolio turnover rate	51%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	37.4%

Consumer Discretionary	21.3%

Financials	17.4%

Industrials	7.3%

Communication Services	7.3%

Consumer Staples	3.6%

Real Estate	1.6%

Health Care	1.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

China	22.5%

Taiwan	19.3%

South Korea	15.7%

India	14.8%

Brazil	10.2%

Hong Kong	3.3%

Singapore	3.1%

Other Countries	8.1%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TSRMX‑2603	3

Touchstone Strategic Income Fund CLASS A | TQPAX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$102	0.99%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class A shares performance was 6.70% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class A	3.15%	2.05%	3.44%

Class A - excluding sales load	6.70%	3.03%	3.93%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TQPAX‑2603	3

Touchstone Strategic Income Fund CLASS C | TQPCX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$175	1.70%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class C shares performance was 5.89% (excluding sales loads) for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class C	4.89%	2.31%	3.22%

Class C - excluding sales load	5.89%	2.31%	3.22%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TQPCX‑2603	3

Touchstone Strategic Income Fund CLASS Y | TQPYX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$76	0.73%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Class Y shares performance was 7.00% for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years

Class Y	7.00%	3.31%	4.18%

Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-AR-TQPYX-2603	2

Touchstone Strategic Income Fund INSTITUTIONAL CLASS | TQPIX ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$66	0.64%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub‑adviser, Fort Washington Investment Advisors, Inc., employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund’s Institutional Class shares performance was 7.10% for the reporting period.
Over the 12 month period ended March 31, 2026, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting U.S. trade policy. The curve steepened meaningfully as the Federal Reserve cut rates in the final three meetings of 2025 and investors adjusted their expectations for inflation. Credit spreads were largely range-bound over the 12‑month period, spending most of the period at levels tight relative to history. However, valuations cheapened briefly following tariff announcements (“Liberation Day”) in April 2025 and, more modestly, in March 2026 amid the conflict with Iran.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS

Interest Rate Management	Positive
Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the reporting period. The aggregate impact from interest rate management contributed to relative performance.

Sector Allocation	Positive	Over the reporting period, the Fund maintained an overweight allocation to high yield corporates, emerging market debt, and non‑credit sectors which all contributed to relative outperformance.

Security Selection	Positive	Security selection within investment grade corporates, high yield, and securitized contributed to relative outperformance.

Security Selection – Emerging Market Debt	Negative	While security selection overall was positive for the Fund, selection within emerging market debt was negative and offset some of that outperformance.
The Fund increased its allocation to high yield corporates amid tariff-driven volatility. As volatility eased in the second half of the year, the Fund reduced exposure to high yield and collateralized loan obligations due to rich valuations, while increasing allocations to investment grade corporates and non-agency securitized sectors. Positioning shifted up in quality given historically tight spreads and asymmetric downside risk, with only modest sector changes otherwise.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]

Institutional Class	7.10%	3.18%

Bloomberg US Aggregate Bond Index	4.35%	-0.30%

[1]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics

Fund net assets	$302,545,068

Total number of portfolio holdings	209

Total advisory fees paid	$1,607,481

Portfolio turnover rate	193%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	48.0%

U.S. Treasury Obligations	21.4%

Asset-Backed Securities	10.0%

Commercial Mortgage-Backed Securities	8.5%

Non‑Agency Collateralized Mortgage Obligations	6.7%

Common Stocks	1.9%

U.S. Government Mortgage-Backed Obligations	0.8%

Sovereign Government Obligations	0.7%

Rights	0.0%

Short-Term Investment Funds	2.9%

Other Assets/Liabilities (Net)	(0.9)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	30.4%

AA/Aa	6.0%

A/A	13.1%

BBB/Baa	34.5%

BB/Ba	9.0%

B/B	6.4%

CCC	0.6%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF‑TST‑AR‑TQPIX‑2603	3

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $171,180 and $163,190 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,860 and $9,465 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The fees for 2025 and 2024 relate to the review of N-14 and N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $71,768 and $74,012 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $20,310 and $21,945 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The fees relate to the PFIC Analyzer and Rapid Security Analyzer subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,434,168 and $2,333,002 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

March 31, 2026
Annual Financial Statements
Touchstone Strategic Trust
Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund)
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Fund

Page
Portfolios of Investments:
Touchstone Dynamic Large Cap Growth Fund	3-4
Touchstone Flexible Income Fund	5-12
Touchstone Focused Fund	13
Touchstone Mid Cap Growth Fund	14
Touchstone Non-US Equity Fund	15-16
Touchstone Sands Capital Emerging Markets Growth Fund	17-18
Touchstone Strategic Income Fund	19-23
Statements of Assets and Liabilities	24-25
Statements of Operations	26-27
Statements of Changes in Net Assets	28-29
Statements of Changes in Net Assets - Capital Stock Activity	30-33
Financial Highlights	34-40
Notes to Financial Statements	41-56
Report of Independent Registered Public Accounting Firm	57-58
Other Items (Unaudited)	59-63
This report identifies the Funds' investments on March 31, 2026. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Dynamic Large Cap Growth Fund – March 31, 2026
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 51.8%
1,032	Adobe, Inc.*	$ 250,859
4,991	Advanced Micro Devices, Inc.*	1,015,319
14,632	Amphenol Corp. - Class A	1,848,753
69,842	Apple, Inc.	17,725,201
1,662	Applied Materials, Inc.	568,055
11,319	Arista Networks, Inc.*	1,389,747
692	Autodesk, Inc.*	165,665
26,249	Broadcom, Inc.	8,124,328
2,658	Cadence Design Systems, Inc.*	738,578
2,749	Dell Technologies, Inc. - Class C	451,193
407	KLA Corp.	599,271
7,131	Lam Research Corp.	1,523,609
13,472	Marvell Technology, Inc.	1,334,402
33,656	Microsoft Corp.	12,458,442
1,718	NetApp, Inc.	175,906
113,062	NVIDIA Corp.	19,718,013
6,158	Oracle Corp.	905,903
10,141	Palantir Technologies, Inc. - Class A*	1,483,426
11,970	Pegasystems, Inc.	509,443
2,621	ServiceNow, Inc.*	274,026
2,548	Super Micro Computer, Inc.*	58,018
14,678	Teradata Corp.*	376,197
5,346	Texas Instruments, Inc.	1,037,872
		72,732,226
	Health Care — 10.1%
12,419	AbbVie, Inc.	2,701,008
1,477	Amgen, Inc.	519,683
10,828	Bristol-Myers Squibb Co.	656,718
608	Cardinal Health, Inc.	128,477
42,387	Caris Life Sciences, Inc.*	757,880
4,559	Eli Lilly & Co.	4,193,231
51,396	Exelixis, Inc.*	2,204,374
3,334	Halozyme Therapeutics, Inc.*	215,476
2,339	HCA Healthcare, Inc.	1,106,908
851	IDEXX Laboratories, Inc.*	478,168
10,072	Incyte Corp.*	947,977
2,327	Inspire Medical Systems, Inc.*	120,027
762	Insulet Corp.*	159,898
		14,189,825
	Communication Services — 10.1%
11,807	Alphabet, Inc. - Class C	3,386,956
15,322	Alphabet, Inc. - Class A	4,405,994
3,027	Iridium Communications, Inc.	83,969
7,327	Meta Platforms, Inc. - Class A	4,191,997
7,377	Netflix, Inc.*	709,299
937	Reddit, Inc. - Class A*	126,167
863	Roku, Inc.*	81,657
2,417	Spotify Technology SA*	1,172,027
		14,158,066
	Consumer Discretionary — 8.8%
17,634	Amazon.com, Inc.*	3,672,633
587	Booking Holdings, Inc.	2,471,458
13,772	Carnival Corp.	356,419
2,905	Deckers Outdoor Corp.*	290,761
2,765	Domino's Pizza, Inc.	992,054
884	Expedia Group, Inc.	204,107
9,778	H&R Block, Inc.	310,354
500	Lululemon Athletica, Inc.*	76,550
844	Ralph Lauren Corp.	290,328
6,162	Tapestry, Inc.	869,520
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Consumer Discretionary — 8.8% (Continued)
6,034	Tesla, Inc.*	$ 2,243,140
2,047	Travel + Leisure Co.	141,632
1,055	Viking Holdings Ltd.*	77,521
2,197	Wingstop, Inc.	340,469
		12,336,946
	Financials — 7.5%
1,896	Ameriprise Financial, Inc.	842,582
26,037	Bank of America Corp.	1,269,304
362	FactSet Research Systems, Inc.	78,550
14,030	Hamilton Lane, Inc. - Class A	1,394,582
16,033	Lazard, Inc.	681,082
883	Moody's Corp.	385,209
12,811	Morningstar, Inc.	2,165,700
85,665	NU Holdings Ltd. (Brazil) - Class A*	1,231,006
12,092	Popular, Inc. (Puerto Rico)	1,622,384
4,628	TPG, Inc.	187,480
2,392	Visa, Inc. - Class A	722,958
		10,580,837
	Industrials — 6.5%
237	Carpenter Technology Corp.	93,414
4,934	Cintas Corp.	834,537
239	Comfort Systems USA, Inc.	329,579
21,645	ExlService Holdings, Inc.*	659,090
1,077	GE Vernova, Inc.	940,113
3,399	General Electric Co.	964,534
2,705	HEICO Corp. - Class A	570,998
5,761	Howmet Aerospace, Inc.	1,327,680
1,161	Lockheed Martin Corp.	701,697
27,491	Lyft, Inc. - Class A*	365,630
542	Rockwell Automation, Inc.	194,513
4,425	StandardAero, Inc.*	114,298
4,710	Trane Technologies PLC	1,962,845
348	Vertiv Holdings Co. - Class A	87,202
		9,146,130
	Energy — 2.0%
2,802	Cheniere Energy, Inc.	795,095
10,937	Phillips 66	1,992,503
		2,787,598
	Consumer Staples — 1.4%
1,909	Monster Beverage Corp.*	138,326
2,443	Sprouts Farmers Market, Inc.*	188,429
22,188	Sysco Corp.	1,582,670
		1,909,425
	Utilities — 0.9%
7,997	NRG Energy, Inc.	1,168,682
1,074	Vistra Corp.	161,454
		1,330,136
	Materials — 0.5%
6,661	Anglogold Ashanti PLC (United Kingdom)	648,515
	Total Common Stocks	$139,819,704

Touchstone Dynamic Large Cap Growth Fund (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.5%
739,949	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	$ 739,949
	Total Investment Securities—100.1% (Cost $95,930,783)	$140,559,653
	Liabilities in Excess of Other Assets — (0.1%)	(114,488)
	Net Assets — 100.0%	$140,445,165
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$139,819,704	$—	$—	$139,819,704
Short-Term Investment Fund	739,949	—	—	739,949
Total	$140,559,653	$—	$—	$140,559,653
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Flexible Income Fund – March 31, 2026
Principal Amount		Market Value
	Corporate Bonds — 32.9%
	Financials — 12.2%
$ 10,305,000	Ally Financial, Inc., 6.646%, 1/17/40	$ 9,950,484
15,301,000	Ally Financial, Inc., Ser C, 4.700%(A)	14,202,078
6,548,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,693,865
9,171,000	Athene Holding Ltd., 3.950%, 5/25/51	6,214,581
17,295,000	Bank of America Corp., 1.734%, 7/22/27	17,150,527
8,763,000	Bank of America Corp., 4.948%, 7/22/28	8,819,473
4,633,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	3,444,068
4,000,000,000	Citigroup Global Markets Holdings, Inc., 144a, 17.901%, 6/29/32, NGN	3,044,253
4,000,000,000	Citigroup Global Markets Holdings, Inc., 144a, 21.310%, 9/24/26, NGN#	2,640,624
368,190,000	Citigroup Global Markets Holdings, Inc., 144a, 22.930%, 3/4/27, EGP#	5,492,803
33,735,000	Citigroup, Inc., 1.462%, 6/9/27	33,539,897
6,629,000	Citigroup, Inc., Ser DD, 7.000%(A)	6,820,982
4,736,000	Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	4,671,257
6,645,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	4,928,317
11,000	Goldman Sachs Group, Inc. (The), 3.500%, 11/16/26	10,946
25,000,000	JPMorgan Chase & Co., 1.578%, 4/22/27	24,959,532
13,112,000	Lincoln National Corp., Ser C, 9.250%(A)	13,679,474
11,840,000	Morgan Stanley, 2.475%, 1/21/28	11,654,111
10,342,000	Morgan Stanley, 2.484%, 9/16/36	8,899,678
5,000,000	Morgan Stanley Private Bank NA, 4.466%, 7/6/28	5,000,018
9,678,000	Nasdaq, Inc., 3.250%, 4/28/50	6,456,222
1,963,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	2,093,389
6,366,000	Wells Fargo & Co., 3.000%, 4/22/26	6,357,457
		204,724,036
	Utilities — 7.9%
6,939,000	American Electric Power Co., Inc., 3.250%, 3/1/50	4,564,493
6,410,000	American Electric Power Co., Inc., Ser C, 5.800%, 3/15/56	6,331,371
12,672,000	American Electric Power Co., Inc., Ser D, 6.050%, 3/15/56	12,554,878
5,843,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,524,412
17,387,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	17,885,108
6,869,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	7,265,582
11,902,000	Duke Energy Corp., 3.300%, 6/15/41	8,943,285
7,041,000	Emera US Finance LLC, Ser B, 6.850%, 10/1/56	7,051,032
2,954,000	Eversource Energy, Ser B, 6.350%, 8/15/56	2,912,841
13,246,000	NextEra Energy Capital Holdings, Inc., 6.375%, 8/15/55	13,492,972
9,884,000	NextEra Energy Capital Holdings, Inc., 6.500%, 8/15/55	10,202,245
10,411,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	6,882,731
13,717,000	Sierra Pacific Power Co., 6.375%, 9/15/56	13,601,678
16,269,000	Southern Co. (The), Ser 2025, 6.375%, 3/15/55	16,728,892
		131,941,520
	Energy — 6.6%
6,202,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	3,933,697
28,551,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	28,184,979
3,553,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	3,994,133
4,566,000	Energy Transfer LP, 6.300%, 1/15/56†	4,506,457
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,671,021
8,352,000	Kinder Morgan, Inc., 3.250%, 8/1/50	5,433,246
6,792,000	Occidental Petroleum Corp., 4.100%, 2/15/47	4,867,433
674,000	Occidental Petroleum Corp., 4.200%, 3/15/48	505,924
1,083,000	Occidental Petroleum Corp., 4.400%, 4/15/46	855,490
Principal Amount		Market Value
	Corporate Bonds — 32.9% (Continued)
	Energy — 6.6% (Continued)
$ 2,366,000	Occidental Petroleum Corp., 4.500%, 7/15/44	$ 1,862,870
3,000,000	Petroleos de Venezuela SA (Venezuela), 6.000%, 11/15/26(B)	1,013,700
4,700,000	Petroleos de Venezuela SA (Venezuela), 144a, 6.000%, 11/15/26(B)	1,588,130
1,000,000	Petroleos de Venezuela SA (Venezuela), 144a, 9.000%, 11/17/21(B)	382,500
2,000,000	Petroleos de Venezuela SA (Venezuela), 144a, 9.750%, 5/17/35(B)	830,600
20,528,000	Phillips 66 Co., Ser B, 6.200%, 3/15/56	20,399,815
6,558,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 6.000%, 2/2/56	6,176,849
7,277,000	Valero Energy Corp., 3.650%, 12/1/51	4,949,887
10,210,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	6,954,189
10,411,000	Williams Cos., Inc. (The), 5.950%, 3/15/56	10,250,878
		111,361,798
	Real Estate — 1.9%
7,040,000	American Tower Corp. REIT, 2.950%, 1/15/51	4,356,736
20,264,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	19,894,379
10,313,000	Simon Property Group LP REIT, 3.250%, 9/13/49†	6,922,010
		31,173,125
	Information Technology — 1.2%
9,592,000	Micron Technology, Inc., 3.477%, 11/1/51	6,779,596
10,503,000	Oracle Corp., 3.600%, 4/1/40	7,621,314
10,023,000	Oracle Corp., 3.850%, 4/1/60	5,921,499
		20,322,409
	Communication Services — 1.1%
6,113,000	Alibaba Group Holding Ltd. (China), 3.150%, 2/9/51	4,109,099
9,824,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	6,896,281
11,490,000	Verizon Communications, Inc., 2.875%, 11/20/50	6,982,234
		17,987,614
	Consumer Discretionary — 0.5%
2,676,000	Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,984,001
8,823,000	Starbucks Corp., 3.500%, 11/15/50	6,096,987
		8,080,988
	Materials — 0.5%
12,239,000	LYB International Finance III LLC, 3.625%, 4/1/51†	7,909,458
	Health Care — 0.4%
11,536,000	Biogen, Inc., 3.150%, 5/1/50	7,292,628
	Industrials — 0.4%
10,473,000	RTX Corp., 3.030%, 3/15/52	6,664,350
	Consumer Staples — 0.2%
5,783,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	3,875,961
	Total Corporate Bonds	$551,333,887
	Non-Agency Collateralized Mortgage Obligations — 20.8%
165,736	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(C)(D)	155,606
1,625,765	Agate Bay Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.612%, 3/25/45(C)(D)	1,509,109
551,274	Agate Bay Mortgage Trust, Ser 2015-5, Class A3, 144a, 3.500%, 7/25/45(C)(D)	513,414
527,214	Agate Bay Mortgage Trust, Ser 2015-7, Class A3, 144a, 3.500%, 10/25/45(C)(D)	490,324
571,705	Agate Bay Mortgage Trust, Ser 2016-3, Class A3, 144a, 3.500%, 8/25/46(C)(D)	526,797

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.8% (Continued)
$ 40,179	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(C)(D)	$ 32,881
1,942,030	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.392%, 4/25/49(C)(D)	1,805,886
17,824,292	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 4.862%, 2/25/50(C)	17,398,781
1,842,364	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.350%), 5.012%, 2/25/50(C)	1,786,215
530,673	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(C)(D)	501,583
596,030	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(C)(D)	563,876
7,573,522	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 10/25/49(C)(D)	6,396,496
1,818,244	CIM Trust, Ser 2020-J2, Class A1, 144a, 2.500%, 1/25/51(C)(D)	1,514,126
8,427,459	Connecticut Avenue Securities Trust, Ser 2019-HRP1, Class B1, 144a, (SOFR30A + 9.364%), 13.026%, 11/25/39(C)	8,810,675
16,000,000	Connecticut Avenue Securities Trust, Ser 2020-SBT1, Class 2B1, 144a, (SOFR30A + 6.714%), 10.376%, 2/25/40(C)	16,639,853
699,252	CSMC Trust, Ser 2013-6, Class 2A1, 144a, 3.500%, 8/25/43(C)(D)	653,951
336,468	CSMC Trust, Ser 2013-7, Class A6, 144a, 3.500%, 8/25/43(C)(D)	314,154
2,804,971	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(C)(D)	2,526,983
2,063,833	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(C)(D)	1,898,414
1,113,233	CSMC Trust, Ser 2013-IVR2, Class A1, 144a, 2.500%, 4/25/43(C)(D)	993,066
2,025,614	CSMC Trust, Ser 2013-IVR3, Class A1, 144a, 2.500%, 5/25/43(C)(D)	1,816,479
2,654,594	CSMC Trust, Ser 2013-IVR3, Class A2, 144a, 3.000%, 5/25/43(C)(D)	2,432,591
1,166,301	CSMC Trust, Ser 2013-IVR3, Class B4, 144a, 3.392%, 5/25/43(C)(D)	878,245
4,617,770	CSMC Trust, Ser 2013-IVR4, Class A11, 144a, 3.488%, 7/27/43(C)(D)	4,340,163
449,309	CSMC Trust, Ser 2013-IVR4, Class A12, 144a, 3.488%, 7/27/43(C)(D)	420,462
258,595	CSMC Trust, Ser 2013-IVR4, Class A2, 144a, 3.000%, 7/25/43(C)(D)	237,093
4,336,122	CSMC Trust, Ser 2013-IVR5, Class A3, 144a, 3.500%, 10/25/43(C)(D)	4,071,291
2,556,050	CSMC Trust, Ser 2013-TH1, Class A1, 144a, 2.130%, 2/25/43(C)(D)	2,264,713
919,080	CSMC Trust, Ser 2014-IVR3, Class B4, 144a, 3.999%, 7/25/44(C)(D)	812,513
1,507,040	CSMC Trust, Ser 2017-HL2, Class A1, 144a, 3.500%, 10/25/47(C)(D)	1,371,835
3,800,917	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(C)(D)	3,441,944
468,094	CSMC Trust, Ser 2018-J1, Class A22, 144a, 3.500%, 2/25/48(C)(D)	422,945
513,456	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(C)(D)	479,221
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.526%, 3/25/43(C)(D)	1,596,668
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.8% (Continued)
$ 1,705,465	EverBank Mortgage Loan Trust, Ser 2013-2, Class A, 144a, 3.000%, 6/25/43(C)(D)	$ 1,601,075
4,721,782	Fannie Mae Connecticut Avenue Securities, Ser 2016-C04, Class 1B, (SOFR30A + 10.364%), 14.026%, 1/25/29(C)	4,845,266
6,019,416	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(C)(D)	5,421,517
8,160,925	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(C)(D)	7,324,286
5,841,040	Flagstar Mortgage Trust, Ser 2018-3INV, Class A9, 144a, 4.000%, 5/25/48(C)(D)	5,413,993
779,248	Flagstar Mortgage Trust, Ser 2018-4, Class B2, 144a, 4.124%, 7/25/48(C)(D)	722,003
1,092,166	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(C)(D)	1,085,156
15,662,869	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(C)(D)	15,259,947
7,045,738	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(C)(D)	6,964,475
763,762	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 6.126%, 4/25/30(C)	772,409
4,972,281	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI1, Class B, 144a, 3.789%, 2/25/48(C)(D)	3,721,440
13,627,572	Freddie Mac STACR Securitized Participation Interests Trust, Ser 2018-SPI4, Class B, 144a, 4.512%, 11/25/48(C)(D)	10,152,886
2,383,995	Galton Funding Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.950%, 7/25/56(C)(D)	2,262,418
2,475,438	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(C)(D)	2,249,458
1,512,766	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ4, Class A2, 144a, 3.000%, 1/25/51(C)(D)	1,318,237
8,739,498	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(C)(D)	7,618,829
43,381	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.687%, 7/25/44(C)(D)	43,137
2,924,089	GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Class A14, 144a, 2.897%, 10/25/50(C)(D)	2,532,326
1,173,066	JP Morgan Mortgage Trust, Ser 2013-3, Class A3, 144a, 3.382%, 7/25/43(C)(D)	1,109,967
2,981,500	JP Morgan Mortgage Trust, Ser 2014-IVR6, Class B4, 144a, 5.089%, 7/25/44(C)(D)	3,015,116
698,689	JP Morgan Mortgage Trust, Ser 2015-4, Class AM, 144a, 3.000%, 6/25/45(C)(D)	629,344
1,480,198	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(C)(D)	1,357,629
1,503,019	JP Morgan Mortgage Trust, Ser 2017-1, Class A8, 144a, 3.446%, 1/25/47(C)(D)	1,359,804
552,064	JP Morgan Mortgage Trust, Ser 2017-2, Class A3, 144a, 3.500%, 5/25/47(C)(D)	500,711
1,025,689	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A13, 144a, 3.500%, 8/25/47(C)(D)	935,145

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.8% (Continued)
$ 1,956,100	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(C)(D)	$ 1,798,034
2,326,593	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(C)(D)	2,124,283
1,847,812	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(C)(D)	1,661,872
761,192	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(C)(D)	674,345
3,306,971	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.684%, 10/25/48(C)(D)	2,998,076
3,043,568	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(C)(D)	2,776,897
4,485,943	JP Morgan Mortgage Trust, Ser 2019-7, Class B2A, 144a, 2.968%, 2/25/50(C)(D)	3,927,797
515,392	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(C)(D)	467,097
625,626	JP Morgan Mortgage Trust, Ser 2019-INV2, Class B2A, 144a, 3.463%, 2/25/50(C)(D)	556,365
1,709,303	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(C)(D)	1,538,446
246,294	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(C)(D)	215,897
280,248	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(C)(D)	243,724
3,282,150	JP Morgan Mortgage Trust, Ser 2020-5, Class A5, 144a, 3.000%, 12/25/50(C)(D)	2,862,527
759,361	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(C)(D)	660,082
14,353,847	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(C)(D)	12,547,965
791,001	JP Morgan Mortgage Trust, Ser 2020-INV1, Class A5, 144a, 3.500%, 8/25/50(C)(D)	712,574
946,643	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 3.997%, 11/25/50(C)(D)	862,554
1,318,445	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 3.997%, 11/25/50(C)(D)	1,178,215
230,697	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(C)(D)	222,897
11,130,368	JPMorgan Chase Bank NA - CHASE, Ser 2020-CL1, Class M1, 144a, (TSFR1M + 2.364%), 6.043%, 10/25/57(C)	11,397,282
1,793,109	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.300%), 4.962%, 3/25/51(C)	1,771,672
6,223,997	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M2, 144a, (SOFR30A + 1.550%), 5.212%, 3/25/51(C)	6,135,162
2,920,276	JPMorgan Chase Bank NA - JPMWM, Ser 2021-CL1, Class M3, 144a, (SOFR30A + 1.800%), 5.462%, 3/25/51(C)	2,893,125
2,463,137	JPMorgan Wealth Management, Ser 2020-ATR1, Class A3, 144a, 3.000%, 2/25/50(C)(D)	2,152,838
4,647,458	JPMorgan Wealth Management, Ser 2020-ATR1, Class A5, 144a, 3.000%, 2/25/50(C)(D)	4,061,985
2,889	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 5.814%, 12/25/32(C)	2,910
41,118	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.269%, 9/25/34(C)(D)	40,812
977,357	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.147%, 5/28/52(C)(D)	971,550
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.8% (Continued)
$ 2,898,095	NRP Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.250%, 7/25/43(C)(D)	$ 2,657,260
1,190,731	OBX Trust, Ser 2018-EXP1, Class B1A, 144a, 5.551%, 4/25/48(C)(D)	1,208,568
1,713,347	PMT Loan Trust, Ser 2013-J1, Class A1, 144a, 3.500%, 9/25/43(C)(D)	1,603,886
1,028,008	PMT Loan Trust, Ser 2013-J1, Class A8, 144a, 3.000%, 9/25/43(C)(D)	939,637
4,694,189	Provident Funding Mortgage Trust, Ser 2019-1, Class B1, 144a, 3.164%, 12/25/49(C)(D)	4,049,337
2,519,209	Provident Funding Mortgage Trust, Ser 2020-1, Class A4, 144a, 3.000%, 2/25/50(C)(D)	2,199,187
536,552	PSMC Trust, Ser 2020-3, Class A11, 144a, 3.000%, 11/25/50(C)(D)	527,177
72	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	68
72,022	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 4.540%, 5/20/34(C)	71,979
1,425,660	Sequoia Mortgage Trust, Ser 2013-10, Class A1, 144a, 3.500%, 8/25/43(C)(D)	1,333,646
2,331,174	Sequoia Mortgage Trust, Ser 2013-11, Class A1, 144a, 3.500%, 9/25/43(C)(D)	2,203,858
1,509,714	Sequoia Mortgage Trust, Ser 2013-2, Class A, 1.874%, 2/25/43(C)(D)	1,312,698
2,306,993	Sequoia Mortgage Trust, Ser 2013-3, Class A2, 2.500%, 3/25/43(C)(D)	2,044,971
2,760,243	Sequoia Mortgage Trust, Ser 2013-4, Class A1, 2.325%, 4/25/43(C)(D)	2,420,683
1,882,455	Sequoia Mortgage Trust, Ser 2013-5, Class A1, 144a, 2.500%, 5/25/43(C)(D)	1,675,399
3,494,739	Sequoia Mortgage Trust, Ser 2013-5, Class A2, 144a, 3.000%, 5/25/43(C)(D)	3,189,842
4,749,780	Sequoia Mortgage Trust, Ser 2013-6, Class A1, 2.500%, 5/25/43(C)(D)	4,238,079
3,962,678	Sequoia Mortgage Trust, Ser 2013-6, Class A2, 3.000%, 5/25/43(C)(D)	3,616,226
1,433,573	Sequoia Mortgage Trust, Ser 2013-7, Class A1, 2.500%, 6/25/43(C)(D)	1,272,659
3,120,777	Sequoia Mortgage Trust, Ser 2013-7, Class A2, 3.000%, 6/25/43(C)(D)	2,835,989
1,494,623	Sequoia Mortgage Trust, Ser 2013-8, Class A1, 3.000%, 6/25/43(C)(D)	1,361,443
2,233,319	Sequoia Mortgage Trust, Ser 2013-9, Class A1, 144a, 3.500%, 7/25/43(C)(D)	2,049,523
36,007	Sequoia Mortgage Trust, Ser 2014-4, Class A6, 144a, 3.500%, 11/25/44(C)(D)	33,581
2,266,392	Sequoia Mortgage Trust, Ser 2015-2, Class A1, 144a, 3.500%, 5/25/45(C)(D)	2,102,636
570,636	Sequoia Mortgage Trust, Ser 2015-2, Class A13, 144a, 3.500%, 5/25/45(C)(D)	526,227
1,736,325	Sequoia Mortgage Trust, Ser 2015-2, Class B2, 144a, 3.758%, 5/25/45(C)(D)	1,677,362
722,336	Sequoia Mortgage Trust, Ser 2015-3, Class B1, 144a, 3.726%, 7/25/45(C)(D)	712,578
1,300,098	Sequoia Mortgage Trust, Ser 2016-1, Class B1, 144a, 3.770%, 6/25/46(C)(D)	1,260,084
4,231,685	Sequoia Mortgage Trust, Ser 2017-1, Class A1, 144a, 3.500%, 2/25/47(C)(D)	3,880,721
873,537	Sequoia Mortgage Trust, Ser 2017-3, Class A1, 144a, 3.500%, 4/25/47(C)(D)	800,330
1,191,351	Sequoia Mortgage Trust, Ser 2017-5, Class A1, 144a, 3.500%, 8/25/47(C)(D)	1,088,958

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 20.8% (Continued)
$ 1,273,042	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.786%, 8/25/47(C)(D)	$ 1,199,704
1,357,610	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.725%, 9/25/47(C)(D)	1,285,729
1,401,571	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(C)(D)	1,316,887
3,208,870	Sequoia Mortgage Trust, Ser 2018-2, Class B1, 144a, 3.736%, 2/25/48(C)(D)	3,011,118
2,242,918	Sequoia Mortgage Trust, Ser 2018-2, Class B2, 144a, 3.736%, 2/25/48(C)(D)	2,092,957
1,823,328	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(C)(D)	1,660,751
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.166%, 7/25/48(C)(D)	1,784,669
675,273	Sequoia Mortgage Trust, Ser 2018-CH2, Class A15, 144a, 4.000%, 6/25/48(C)(D)	618,025
41,073	Sequoia Mortgage Trust, Ser 2018-CH3, Class A13, 144a, 4.500%, 8/25/48(C)(D)	40,938
399,476	Sequoia Mortgage Trust, Ser 2019-2, Class A1, 144a, 4.000%, 6/25/49(C)(D)	378,114
407,831	Sequoia Mortgage Trust, Ser 2019-4, Class A1, 144a, 3.500%, 11/25/49(C)(D)	370,415
954,260	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(C)(D)	897,052
5,859,239	Sequoia Mortgage Trust, Ser 2020-1, Class A7, 144a, 3.500%, 2/25/50(C)(D)	5,359,460
1,035,974	Sofi Mortgage Trust, Ser 2016-1A, Class 1A4, 144a, 3.000%, 11/25/46(C)(D)	931,649
90,372	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 7/25/48(C)(D)	82,776
743,869	TIAA Bank Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.656%, 7/25/48(C)(D)	678,935
382,318	Wells Fargo Mortgage Backed Securities, Ser 2018-1, Class A1, 144a, 3.500%, 7/25/47(C)(D)	351,501
391,369	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(C)(D)	342,134
6,484,252	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-3, Class A1, 144a, 3.000%, 6/25/50(C)(D)	5,644,411
10,453,619	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 6.812%, 7/25/59(C)	11,184,126
8,519,288	Western Alliance Bank, Ser 2021-CL2, Class M3, 144a, (SOFR30A + 4.100%), 7.762%, 7/25/59(C)	8,945,394
555,628	WinWater Mortgage Loan Trust, Ser 2014-1, Class A9, 144a, 3.500%, 6/20/44(C)(D)	529,512
	Total Non-Agency Collateralized Mortgage Obligations	$348,892,759
	Agency Collateralized Mortgage Obligations — 12.8%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.235%, 6/25/29(C)(D)(E)	189,361
55,251,823	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.566%, 4/25/30(C)(D)(E)	2,899,594
34,874,444	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.637%, 4/25/30(C)(D)(E)	1,877,089
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.375%, 6/25/48(C)(D)(E)	$ 831,701
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.839%, 4/25/30(C)(D)(E)	1,913,201
34,610,481	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.562%, 5/25/30(C)(D)(E)	1,861,853
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.179%, 4/25/48(C)(D)(E)	2,261,860
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.799%, 5/25/30(C)(D)(E)	2,392,099
112,872,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.426%, 5/25/30(C)(D)(E)	5,692,274
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.005%, 7/25/48(C)(D)(E)	1,696,282
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.666%, 5/25/30(C)(D)(E)	676,278
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.582%, 6/25/30(C)(D)(E)	637,973
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.735%, 8/25/48(C)(D)(E)	1,884,499
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.954%, 9/25/48(C)(D)(E)	2,308,856
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.018%, 9/25/47(C)(D)(E)	2,894,130
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.430%, 9/25/30(C)(D)(E)	2,230,120
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.691%, 10/25/48(C)(D)(E)	2,451,738
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.727%, 9/25/48(C)(D)(E)	518,912
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.741%, 11/25/48(C)(D)(E)	1,212,925
146,042,756	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X1, 1.012%, 10/25/30(C)(D)(E)	5,395,287
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(C)(D)(E)	1,767,676
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.630%, 1/25/49(C)(D)(E)	987,247
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.626%, 2/25/49(C)(D)(E)	783,742
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.619%, 2/25/49(C)(D)(E)	969,266

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.651%, 2/25/49(C)(D)(E)	$ 1,737,700
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.649%, 3/25/49(C)(D)(E)	4,114,876
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.781%, 4/25/31(C)(D)(E)	2,092,862
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.097%, 8/25/48(C)(D)(E)	1,452,719
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.215%, 7/25/31(C)(D)(E)	2,424,208
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(C)(D)(E)	1,369,378
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.886%, 8/25/31(C)(D)(E)	3,840,223
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(C)(D)(E)	1,155,614
216,865,110	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.391%, 12/25/31(C)(D)(E)	3,396,975
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.824%, 12/25/31(C)(D)(E)	2,776,752
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.566%, 12/25/31(C)(D)(E)	2,616,657
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.877%, 1/25/49(C)(D)(E)	2,763,124
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.034%, 2/25/49(C)(D)(E)	4,607,364
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.765%, 2/25/32(C)(D)(E)	3,884,352
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.944%, 3/25/49(C)(D)(E)	4,429,468
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(C)(D)(E)	1,583,997
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.679%, 3/25/38(C)(D)(E)	1,437,784
29,599,465	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.503%, 5/25/35(C)(D)(E)	3,057,897
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.456%, 10/25/38(C)(D)(E)	4,428,453
40,238,760	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.322%, 7/25/35(C)(D)(E)	3,536,605
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.285%, 8/25/38(C)(D)(E)	11,881,003
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 115,366,729	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X1, 0.587%, 12/25/35(C)(D)(E)	$ 4,666,515
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(C)(D)(E)	2,250,168
57,046,540	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.469%, 2/25/36(C)(D)(E)	1,853,830
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.093%, 4/25/39(C)(D)(E)	1,121,185
54,975,711	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.978%, 8/25/36(C)(D)(E)	4,011,462
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 0.905%, 9/25/34(C)(D)(E)	3,149,696
177,042,340	FHLMC Multifamily Structured Pass Through Certificates, Ser K-172, Class XAM, 0.212%, 8/25/35(C)(D)(E)	3,681,330
207,388,029	FHLMC Multifamily Structured Pass Through Certificates, Ser K-173, Class XAM, 0.246%, 9/25/35(C)(D)(E)	4,941,061
128,872,358	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.690%, 12/25/28(C)(D)(E)	2,192,415
138,444,523	FHLMC Multifamily Structured Pass Through Certificates, Ser K538, Class X1, 0.594%, 1/25/30(C)(D)(E)	2,766,869
523,114,547	FHLMC Multifamily Structured Pass Through Certificates, Ser K542, Class X1, 0.895%, 4/25/30(C)(D)(E)	15,958,185
82,817,918	FHLMC Multifamily Structured Pass Through Certificates, Ser K546, Class X1, 0.926%, 5/25/30(C)(D)(E)	2,699,897
84,509,469	FHLMC Multifamily Structured Pass Through Certificates, Ser K556, Class X1, 0.325%, 1/25/31(C)(D)(E)	1,143,853
175,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K557, Class X1, 0.408%, 1/25/31(C)(D)(E)	2,297,400
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.804%, 11/25/48(C)(D)(E)	474,401
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.441%, 3/25/49(C)(D)(E)	628,976
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.671%, 4/25/28(C)(D)(E)	785,362
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.953%, 6/25/49(C)(D)(E)	533,912
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.968%, 8/25/49(C)(D)(E)	2,248,572
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.667%, 9/25/49(C)(D)(E)	2,780,805
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.004%, 9/25/28(C)(D)(E)	3,111,244

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.8% (Continued)
$ 155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.577%, 10/25/28(C)(D)(E)	$ 1,995,377
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.546%, 12/25/49(C)(D)(E)	3,032,730
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 4.847%, 3/25/56(C)(D)(E)	3,237,090
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.645%, 2/25/31(C)(D)(E)	1,180,737
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.554%, 10/25/61(C)(D)(E)	7,671,121
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.174%, 11/25/56(C)(D)(E)	1,498,456
27,003,832	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 0.394%, 7/25/40(C)(D)(E)	929,512
66,269,380	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 0.470%, 10/25/40(C)(D)(E)	3,167,478
23,752,753	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 0.740%, 10/25/40(C)(D)(E)	515,972
34,784,365	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.756%, 1/25/41(C)(D)(E)	1,057,417
24,216,929	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.088%, 1/25/41(C)(D)(E)	482,699
61,120,415	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.063%, 3/25/41(C)(D)(E)	1,871,146
68,305,019	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.653%, 4/25/41(C)(D)(E)	1,892,923
62,286,296	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.707%, 5/25/41(C)(D)(E)	1,696,330
106,251,007	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.010%, 11/25/41(C)(D)(E)	1,311,042
118,470,482	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.111%, 3/25/41(C)(D)(E)	2,439,580
57,328,962	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.578%, 6/25/41(C)(D)(E)	1,314,370
2,440,901	GNMA, Ser 2012-147, Class IO, 0.508%, 4/16/54(C)(D)(E)	19,219
7,153,644	GNMA, Ser 2016-110, Class IO, 0.795%, 5/16/58(C)(D)(E)	284,804
16,836,820	GNMA, Ser 2016-158, Class IO, 0.741%, 6/16/58(C)(D)(E)	573,235
9,768,199	GNMA, Ser 2016-52, Class IO, 0.734%, 3/16/58(C)(D)(E)	347,296
10,497,793	GNMA, Ser 2017-76, Class IO, 0.743%, 12/16/56(C)(D)(E)	467,729
12,670,523	GNMA, Ser 2017-94, Class IO, 0.602%, 2/16/59(C)(D)(E)	434,311
	Total Agency Collateralized Mortgage Obligations	$215,639,686
	U.S. Treasury Obligations — 10.5%
52,970,000	U.S. Treasury Bond, 1.250%, 5/15/50	25,212,478
53,042,000	U.S. Treasury Bond, 1.375%, 8/15/50	26,013,371
68,170,000	U.S. Treasury Bond, 1.625%, 11/15/50	35,666,757
101,275,000	U.S. Treasury Bond, 4.125%, 8/15/53	89,046,835
	Total U.S. Treasury Obligations	$175,939,441
Principal Amount		Market Value
	Asset-Backed Securities — 6.2%
$ 51,684,421	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 10.080%, 2/16/32	$ 3,569,274
1,242,202	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	1,259,886
2,977,145	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class E, 144a, 7.917%, 5/17/32	3,037,296
414,067	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class F, 144a, 9.892%, 5/17/32	426,264
2,933,847	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	2,951,833
2,066,449	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	2,077,752
8,122,827	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class E, 144a, 6.066%, 6/15/33	8,145,787
1,753,792	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class F, 144a, 6.942%, 6/15/33	1,751,184
3,599,889	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-A, Class G, 144a, 10.219%, 6/15/33	3,617,054
4,981,581	Ally Bank Auto Credit-Linked Notes Series, Ser 2025-B, Class E, 144a, 6.164%, 9/15/33	4,994,857
5,778,481	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 4.762%, 12/26/31(C)	5,793,932
972,143	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 4.962%, 12/26/31(C)	975,964
889,758	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 5.162%, 12/26/31(C)	893,022
247,155	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class D, 144a, (SOFR30A + 2.050%), 5.712%, 12/26/31(C)	248,841
494,310	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class E, 144a, (SOFR30A + 3.600%), 7.262%, 12/26/31(C)	501,058
7,545,861	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class B, 144a, 4.753%, 2/25/33	7,572,856
4,150,224	Chase Auto Credit Linked Notes Series, Ser 2025-1, Class E, 144a, 6.024%, 2/25/33	4,157,616
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 8.531%, 11/25/31	6,505,061
32,000	Chase Auto Owner Trust, Ser 2024-5A, Class R1, 144a, 8.627%, 1/26/32	5,716,496
449,367,728	Chase Auto Owner Trust, Ser 2025-1A, Class AIO, 144a, 1.050%, 10/25/30(E)	4,822,615
27,000	Chase Auto Owner Trust, Ser 2025-1A, Class R1, 144a, 7.199%, 11/26/32	4,445,046
161,913,054	Chase Auto Owner Trust, Ser 2025-2A, Class AIO, 144a, 1.000%, 2/25/31(E)	1,860,494
25,000	Chase Auto Owner Trust, Ser 2025-2A, Class R1, 144a, 6.920%, 2/25/33	4,221,916
1,984,719	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,936,318
24,511	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	24,532
1,866,667	OHA Credit Partners Ltd. (Cayman Islands), Ser 2023-15RA, Class X, 144a, (TSFR3M + 1.000%), 4.668%, 7/20/38(C)	1,866,624
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	971,126
2,489,672	Progress Residential, Ser 2021-SFR3, Class H, 144a, 4.750%, 5/17/26	2,480,462
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,918,222

Touchstone Flexible Income Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.2% (Continued)
$ 3,328,894	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	$ 3,300,726
40,000	USB Auto Owner Trust, Ser 2025-1A, Class R, 144a, 8.116%, 12/15/32	9,965,871
	Total Asset-Backed Securities	$104,009,985
	Sovereign Government Obligations — 4.6%
4,200,000,000	Bono Del Tesoro Nacional Capitalizable en Pesos, 2.400%, 5/31/27, ARS	3,152,632
2,700,000,000	Bonos de la Tesoreria de la Republica en pesos, 144a, 5.000%, 10/1/28, CLP	2,971,498
180,000,000	Dominican Republic International Bond, 144a, 11.250%, 9/15/35, DOP	3,195,112
275,000,000	European Bank for Reconstruction & Development, MTN, 6.750%, 3/14/31, INR	2,754,838
2,600,000,000	Hungary Government Bond, Ser 31/B, 6.750%, 7/23/31, HUF	7,671,102
76,000,000,000	International Bank for Reconstruction & Development, MTN, 12/6/33, COB#	8,310,318
3,500,000,000	International Bank for Reconstruction & Development, MTN, 12.500%, 7/14/27, KZT	6,894,311
128,000,000	International Bank for Reconstruction & Development, MTN, Ser GDIF, 2/8/38, BRL#	6,719,459
139,000,000	Mexican Bonos, Ser M, 8.000%, 2/21/36, MXN	7,103,479
19,521,000,000	Paraguay Government International Bond, 144a, 8.500%, 4/4/38, PYG	2,961,094
6,700,000	Peruvian Government International Bond, 144a, 6.900%, 8/12/37, PEN	1,907,231
14,500,000	Republic of Poland Government Bond, Ser 1035, 5.000%, 10/25/35, PLN	3,656,288
100,000,000	Republic of South Africa Government Bond, Ser 2037, 8.500%, 1/31/37, ZAR	5,519,243
8,700,000	Romania Government Bond, Ser 10Y, 6.700%, 2/25/32, RON	1,917,376
132,000,000	Turkiye Government Bond, Ser 2Y, 32.600%, 2/10/27, TRY	2,792,920
5,000,000	Ukraine Government International Bond, 144a, 4.500%, 2/1/35(C)(D)	2,617,301
120,000,000	Uruguay Government International Bond, 8.250%, 5/21/31, UYU	3,049,279
2,500,000	Venezuela Government International Bond, 6.000%, 12/9/20(B)	950,000
3,000,000	Venezuela Government International Bond, 7.000%, 3/31/38(B)	1,222,500
2,000,000	Venezuela Government International Bond, 7.750%, 10/13/19(B)	815,000
2,000,000	Venezuela Government International Bond, 8.250%, 10/13/24(B)	853,000
2,000,000	Venezuela Government International Bond, 12.750%, 8/23/22(B)	1,005,000
	Total Sovereign Government Obligations	$78,038,981
Shares
	Exchange-Traded Funds — 4.4%
707,895	Invesco Preferred ETF†	7,701,898
322,581	JPMorgan Ultra-Short Income ETF	16,325,824
253,179	State Street Blackstone Senior Loan ETF	10,162,605
795,624	State Street SPDR Portfolio Long Term Corporate Bond ETF	17,678,765
1,037,594	VanEck Long Muni ETF†	18,095,639
43,791	Vanguard Long-Term Corporate Bond ETF†	3,272,064
	Total Exchange-Traded Funds	$73,236,795
Shares		MarketValue
	Preferred Stocks — 3.3%
	Financials — 3.0%
170,414	AGNC Investment Corp. REIT, Ser F, (TSFR3M + 4.959%), 8.641%(A)†	$ 4,135,948
146,640	AGNC Investment Corp. REIT, Ser H, 8.750%(A)†	3,692,395
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,728,868
108,246	Annaly Capital Management, Inc. REIT, Ser I, (TSFR3M + 5.251%), 8.933%(A)	2,682,336
235,382	Brookfield Oaktree Holdings LLC, Ser B, 6.550%(A)	4,766,486
163,194	Carlyle Finance LLC, 4.625%, 5/15/61(A)	2,855,895
104,056	KKR Group Finance Co. IX LLC, 4.625%, 4/1/61(A)†	1,664,896
303,742	Lincoln National Corp., Ser D, 9.000%(A)†	7,939,816
53,686	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,085,531
186,953	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	4,750,476
31,244	Reinsurance Group of America, Inc., 5.750%, 6/15/56(A)	778,600
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	7,055,700
192,373	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	3,987,892
7,379	Virtus Convertible & Income Fund II, 5.500%(A)	148,908
		49,273,747
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,481,866
	Total Preferred Stocks	$54,755,613
Principal Amount
Commercial Mortgage-Backed Securities — 0.0%
$ 28,048,708	BANK, Ser 2020-BN26, Class XA, 1.190%, 3/15/63(C)(D)(E)	956,231
Number of Contracts		Notional Amount
	Purchased Options — 0.1%
	Purchased Call Options — 0.1%
30,000	iShares 20+ Year Treasury Bond ETF, Strike @91.00, Exp 05/26	$3,000,000	690,000
	Total Purchased Options		$690,000
Shares
	Short-Term Investment Funds — 4.6%
60,517,545	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	60,517,545
16,525,937	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	16,525,937
	Total Short-Term Investment Funds	$77,043,482
	Total Investment Securities—100.2% (Cost $1,702,426,771)	$1,680,536,860
	Liabilities in Excess of Other Assets — (0.2%)	(2,871,277)
	Net Assets — 100.0%	$1,677,665,583
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	The issuer is in default of certain debt covenants. Income is not being accrued.
(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

Touchstone Flexible Income Fund (Continued)
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $15,970,323.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ARS – Argentine Peso
BRL – Brazilian Real
CLP – Chilean Peso
COB – Colombian Peso
DOP – Dominican Peso
EGP – Egyptian Pound
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HUF – Hungarian Forint
INR – Indian Rupee
IO – Interest Only
KZT – Kazakhstan Tenge
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
MXN – Mexican Peso
NGN – Nigerian Naira
PEN – Peruvian Nuevo Sol
PLC – Public Limited Company
PLN – Polish Zloty
PYG – Paraguayan Guaraní
REIT – Real Estate Investment Trust
RON – New Romanian Leu
SOFR30A – Secured Overnight Financing Rate 30 Day Average
SPDR – Standard & Poor's Depositary Receipt
STACR – Structured Agency Credit Risk
TRY – Turkish Lira
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UYU – Uruguayan Peso
ZAR – South African Rand
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $476,840,427 or 28.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$551,333,887	$—	$551,333,887
Non-Agency Collateralized Mortgage Obligations	—	348,892,759	—	348,892,759
Agency Collateralized Mortgage Obligations	—	215,639,686	—	215,639,686
U.S. Treasury Obligations	—	175,939,441	—	175,939,441
Asset-Backed Securities	—	104,009,985	—	104,009,985
Sovereign Government Obligations	—	78,038,981	—	78,038,981
Exchange-Traded Funds	73,236,795	—	—	73,236,795
Preferred Stocks	54,755,613	—	—	54,755,613
Commercial Mortgage-Backed Securities	—	956,231	—	956,231
Purchased Call Options
Equity contracts	690,000	—	—	690,000
Short-Term Investment Funds	77,043,482	—	—	77,043,482
Total	$205,725,890	$1,474,810,970	$—	$1,680,536,860
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – March 31, 2026
Shares		Market Value
	Common Stocks — 98.4%
	Information Technology — 30.2%
351,529	Apple, Inc.	$ 89,214,545
76,620	Applied Materials, Inc.	26,187,950
266,472	Microsoft Corp.	98,639,940
378,941	NVIDIA Corp.	66,087,311
174,128	Oracle Corp.	25,615,970
113,560	Salesforce, Inc.	21,198,245
104,887	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	35,446,562
106,327	Texas Instruments, Inc.	20,642,324
89,583	Workday, Inc. - Class A*	11,638,623
		394,671,470
	Communication Services — 16.1%
388,808	Alphabet, Inc. - Class C	111,533,463
415,250	Comcast Corp. - Class A	11,921,828
134,663	Meta Platforms, Inc. - Class A	77,044,742
98,280	Netflix, Inc.*	9,449,622
		209,949,655
	Financials — 13.2%
748,902	Bank of America Corp.	36,508,972
39,419	Berkshire Hathaway, Inc. - Class B*	18,889,585
297,862	Charles Schwab Corp. (The)	27,993,071
14,440	Goldman Sachs Group, Inc. (The)	12,216,096
64,909	LPL Financial Holdings, Inc.	19,526,574
13,854	Markel Group, Inc.*	26,517,526
100,160	Visa, Inc. - Class A	30,272,358
		171,924,182
	Consumer Discretionary — 10.0%
166,869	Airbnb, Inc. - Class A*	21,072,217
315,140	Amazon.com, Inc.*	65,634,208
206,190	Choice Hotels International, Inc.†	21,340,665
282,725	Floor & Decor Holdings, Inc. - Class A*	14,362,430
160,379	Frontdoor, Inc.*	8,477,634
		130,887,154
	Health Care — 9.2%
124,606	Becton Dickinson & Co.	19,591,801
129,243	BioMarin Pharmaceutical, Inc.*	7,300,937
294,129	Bristol-Myers Squibb Co.	17,838,924
31,155	HCA Healthcare, Inc.	14,743,792
81,099	Johnson & Johnson	19,823,840
299,617	Medtronic PLC	25,961,813
54,266	UnitedHealth Group, Inc.	14,683,837
		119,944,944
	Industrials — 8.1%
123,760	Boeing Co. (The)*	24,631,953
30,301	Deere & Co.	17,068,553
22,950	Hubbell, Inc.	11,262,483
396,296	QXO, Inc.*	7,696,068
83,562	Regal Rexnord Corp.	15,647,820
164,379	SS&C Technologies Holdings, Inc.	11,107,089
122,445	Stanley Black & Decker, Inc.	8,700,942
135,228	Uber Technologies, Inc.*	9,726,950
		105,841,858
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Consumer Staples — 5.9%
273,492	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 26,679,145
187,896	Monster Beverage Corp.*	13,614,944
219,156	Philip Morris International, Inc.	36,235,253
		76,529,342
	Energy — 3.3%
251,542	Exxon Mobil Corp.	42,676,616
	Real Estate — 1.6%
70,700	Jones Lang LaSalle, Inc.*	21,515,424
	Materials — 0.8%
140,564	International Flavors & Fragrances, Inc.	10,197,918
	Total Common Stocks	$1,284,138,563
	Short-Term Investment Funds — 2.8%
21,083,456	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	21,083,456
15,508,432	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	15,508,432
	Total Short-Term Investment Funds	$36,591,888
	Total Investment Securities—101.2% (Cost $622,146,018)	$1,320,730,451
	Liabilities in Excess of Other Assets — (1.2%)	(15,240,093)
	Net Assets — 100.0%	$1,305,490,358
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $15,536,903.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,284,138,563	$—	$—	$1,284,138,563
Short-Term Investment Funds	36,591,888	—	—	36,591,888
Total	$1,320,730,451	$—	$—	$1,320,730,451
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – March 31, 2026
Shares		Market Value
	Common Stocks — 98.6%
	Industrials — 30.0%
114,882	AMETEK, Inc.	$ 24,626,105
132,081	Axon Enterprise, Inc.*	56,093,480
28,722	Comfort Systems USA, Inc.	39,607,351
635,034	CSX Corp.	26,068,146
246,496	Fastenal Co.	11,437,414
114,252	FTAI Aviation Ltd.	27,991,740
485,685	Howmet Aerospace, Inc.	111,930,965
88,341	JB Hunt Transport Services, Inc.	18,719,458
89,135	Quanta Services, Inc.	48,936,898
340,699	Rocket Lab Corp.*	21,879,690
73,293	Rockwell Automation, Inc.	26,303,392
507,475	Vertiv Holdings Co. - Class A	127,163,085
		540,757,724
	Consumer Discretionary — 17.1%
547,090	Amer Sports, Inc. (Finland)*	18,010,203
8,477	AutoZone, Inc.*	28,633,441
173,520	DoorDash, Inc. - Class A*	26,054,028
139,046	Garmin Ltd.	32,260,063
179,854	Hilton Worldwide Holdings, Inc.	54,690,004
188,967	Ross Stores, Inc.	40,935,921
202,036	Royal Caribbean Cruises Ltd.	55,596,267
367,240	Tapestry, Inc.	51,821,236
		308,001,163
	Health Care — 15.8%
96,500	Alnylam Pharmaceuticals, Inc.*	31,928,955
334,360	Ascendis Pharma A/S (Denmark) ADR*	76,478,163
171,101	Cencora, Inc.	53,749,668
51,459	IDEXX Laboratories, Inc.*	28,914,298
250,764	Insmed, Inc.*	41,004,929
480,933	Legend Biotech Corp. ADR*	8,700,078
159,250	Natera, Inc.*	31,848,407
120,829	Revolution Medicines, Inc.*	11,750,620
		284,375,118
	Information Technology — 13.2%
106,165	Astera Labs, Inc.*	11,635,684
211,947	Cloudflare, Inc. - Class A*	43,733,144
38,825	Coherent Corp.*	9,248,503
145,391	Entegris, Inc.	17,045,641
323,662	Everpure, Inc. - Class A*	19,109,004
14,461	Fair Isaac Corp.*	15,437,696
240,873	Marvell Technology, Inc.	23,858,471
64,181	MongoDB, Inc.*	15,709,583
100,228	NXP Semiconductors NV (Netherlands)	19,730,884
793,102	Samsara, Inc. - Class A*	25,133,402
125,979	Snowflake, Inc. - Class A*	19,000,153
134,299	Zscaler, Inc.*	18,840,807
		238,482,972
	Financials — 12.7%
362,084	American International Group, Inc.	27,246,821
Shares		Market Value
	Common Stocks — 98.6% (Continued)
	Financials — 12.7% (Continued)
391,800	Ares Management Corp. - Class A	$ 42,745,380
57,440	Corpay, Inc.*	16,714,466
408,044	Fifth Third Bancorp	18,957,724
130,732	LPL Financial Holdings, Inc.	39,328,108
48,331	Moody's Corp.	21,084,399
84,147	MSCI, Inc.	45,356,074
249,577	Robinhood Markets, Inc. - Class A*	17,295,686
		228,728,658
	Energy — 4.7%
91,514	Cheniere Energy, Inc.	25,968,013
143,803	Diamondback Energy, Inc.	28,442,795
120,830	Targa Resources Corp.	30,295,706
		84,706,514
	Communication Services — 2.7%
316,930	Live Nation Entertainment, Inc.*	48,334,994
	Utilities — 1.8%
213,529	Vistra Corp.	32,099,815
	Materials — 0.6%
169,559	Freeport-McMoRan, Inc.	9,966,678
	Total Common Stocks	$1,775,453,636
	Short-Term Investment Fund — 1.3%
23,320,169	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	23,320,169
	Total Investment Securities—99.9% (Cost $1,575,284,848)	$1,798,773,805
	Other Assets in Excess of Liabilities — 0.1%	1,569,379
	Net Assets — 100.0%	$1,800,343,184
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,775,453,636	$—	$—	$1,775,453,636
Short-Term Investment Fund	23,320,169	—	—	23,320,169
Total	$1,798,773,805	$—	$—	$1,798,773,805
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US Equity Fund – March 31, 2026
Shares		Market Value
	Common Stocks — 97.0%
	Japan — 17.3%
	Communication Services — 4.5%
1,636,300	KDDI Corp.	$ 27,860,840
561,800	Nintendo Co. Ltd.	32,070,714
	Consumer Discretionary — 2.8%
1,037,900	Denso Corp.	13,013,277
1,137,400	Sony Group Corp.	23,706,529
	Financials — 2.5%
1,924,200	Mitsubishi UFJ Financial Group, Inc.	32,584,277
	Industrials — 1.4%
607,900	Hitachi Ltd.	17,833,045
	Information Technology — 4.3%
54,200	Keyence Corp.	19,290,179
715,400	Murata Manufacturing Co. Ltd.	16,051,593
89,400	Tokyo Electron Ltd.	22,211,515
	Materials — 1.8%
600,000	Shin-Etsu Chemical Co. Ltd.	24,431,288
	Total Japan	229,053,257
	Sweden — 9.2%
	Financials — 5.6%
2,344,839	Svenska Handelsbanken AB - Class A†	30,913,711
1,276,973	Swedbank AB - Class A†	43,523,741
	Industrials — 3.6%
1,536,453	Atlas Copco AB - Class A	27,113,520
852,069	Epiroc AB - Class A	20,975,252
	Total Sweden	122,526,224
	United Kingdom — 8.7%
	Financials — 2.4%
25,753,764	Lloyds Banking Group PLC	31,920,115
	Health Care — 2.1%
13,686	AstraZeneca PLC	2,676,160
126,202	AstraZeneca PLC	24,889,559
	Industrials — 4.2%
512,628	RELX PLC	16,794,908
3,281,497	Rentokil Initial PLC	20,364,732
1,276,439	Rolls-Royce Holdings PLC	19,392,204
	Total United Kingdom	116,037,678
	France — 7.9%
	Energy — 3.1%
454,466	TotalEnergies SE	41,347,317
	Industrials — 1.3%
202,457	Cie de Saint-Gobain SA	16,762,313
	Materials — 3.5%
227,319	Air Liquide SA	46,986,497
	Total France	105,096,127
	Netherlands — 7.2%
	Energy — 4.0%
570,116	Shell PLC ADR	53,020,788
	Financials — 0.9%
12,358	Adyen NV, 144a*	12,368,509
	Information Technology — 2.3%
22,525	ASML Holding NV	29,751,696
	Total Netherlands	95,140,993
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Taiwan — 5.6%
	Information Technology — 5.6%
218,572	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 73,866,407
	South Korea — 5.6%
	Communication Services — 2.3%
779,584	KT Corp. ADR*	16,722,077
350,230	KT Corp.	14,012,131
	Information Technology — 3.3%
368,555	Samsung Electronics Co. Ltd.	43,106,706
	Total South Korea	73,840,914
	United States — 5.3%
	Health Care — 3.0%
2,363,264	Haleon PLC ADR†	23,656,272
40,553	Roche Holding AG	16,184,331
	Industrials — 2.3%
542,844	Experian PLC	18,779,415
43,469	Schneider Electric SE	11,840,156
	Total United States	70,460,174
	China — 5.3%
	Communication Services — 3.2%
673,081	Tencent Holdings Ltd. ADR	42,552,181
	Consumer Discretionary — 2.1%
216,062	Alibaba Group Holding Ltd. ADR	27,107,138
	Total China	69,659,319
	Germany — 5.0%
	Industrials — 2.9%
62,004	MTU Aero Engines AG	22,620,231
67,531	Siemens AG	16,452,854
	Materials — 2.1%
129,429	Heidelberg Materials AG	27,314,242
	Total Germany	66,387,327
	Singapore — 3.8%
	Financials — 3.8%
2,969,400	Oversea-Chinese Banking Corp. Ltd.	50,741,011
	Ireland — 3.5%
	Industrials — 3.5%
335,982	AerCap Holdings NV	46,090,011
	Italy — 3.1%
	Consumer Discretionary — 1.5%
59,776	Ferrari NV	20,231,187
	Financials — 1.6%
941,188	FinecoBank Banca Fineco SpA	20,940,236
	Total Italy	41,171,423
	Hong Kong — 2.9%
	Financials — 2.9%
3,406,200	AIA Group Ltd.	37,847,405
	Switzerland — 2.4%
	Health Care — 1.3%
27,770	Lonza Group AG	17,814,972
	Industrials — 1.1%
175,952	ABB Ltd. ADR	14,160,617
	Total Switzerland	31,975,589

Touchstone Non-US Equity Fund (Continued)
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Austria — 1.8%
	Financials — 1.8%
222,354	Erste Group Bank AG	$ 24,019,854
	India — 1.2%
	Financials — 1.2%
632,419	ICICI Bank Ltd. ADR	16,379,652
	Brazil — 1.2%
	Consumer Discretionary — 1.2%
9,058	MercadoLibre, Inc.*	15,661,463
	Total Common Stocks	$1,285,954,828
	Short-Term Investment Funds — 7.4%
34,184,277	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	34,184,277
63,131,975	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	63,131,975
	Total Short-Term Investment Funds	$97,316,252
	Total Investment Securities — 104.4% (Cost $1,078,548,296)	$1,383,271,080
	Liabilities in Excess of Other Assets — (4.4)%	(57,720,616)
	Net Assets — 100.0%	$1,325,550,464
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $61,620,886.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $12,368,509 or 0.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$229,053,257	$—	$229,053,257
Sweden	—	122,526,224	—	122,526,224
United Kingdom	24,889,559	91,148,119	—	116,037,678
France	41,347,317	63,748,810	—	105,096,127
Netherlands	82,772,484	12,368,509	—	95,140,993
Taiwan	73,866,407	—	—	73,866,407
South Korea	16,722,077	57,118,837	—	73,840,914
United States	23,656,272	46,803,902	—	70,460,174
China	69,659,319	—	—	69,659,319
Germany	—	66,387,327	—	66,387,327
Singapore	50,741,011	—	—	50,741,011
Ireland	46,090,011	—	—	46,090,011
Italy	20,231,187	20,940,236	—	41,171,423
Hong Kong	—	37,847,405	—	37,847,405
Switzerland	14,160,617	17,814,972	—	31,975,589
Austria	—	24,019,854	—	24,019,854
India	16,379,652	—	—	16,379,652
Brazil	15,661,463	—	—	15,661,463
Short-Term Investment Funds	97,316,252	—	—	97,316,252
Total	$593,493,628	$789,777,452	$—	$1,383,271,080
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – March 31, 2026
Shares		Market Value
	Common Stocks — 97.0%
	China — 22.5%
	Communication Services — 5.0%
1,588,842	Tencent Holdings Ltd.	$ 100,212,048
	Consumer Discretionary — 9.4%
3,161,500	Alibaba Group Holding Ltd.	49,554,898
4,126,323	ANTA Sports Products Ltd.	40,337,578
2,141,500	BYD Co. Ltd. Class H	29,277,170
10,953,810	H World Group Ltd.	55,417,003
1,272,100	Meituan - Class B, 144a*	13,881,474
	Industrials — 4.6%
962,894	Contemporary Amperex Technology Co. Ltd. - Class A	56,970,647
4,361,768	DiDi Global, Inc. ADR*	17,926,866
1,905,076	Full Truck Alliance Co. Ltd. ADR	15,812,131
	Information Technology — 3.5%
445,623	Advanced Micro-Fabrication Equipment, Inc. China - Class A	20,140,980
315,731	NAURA Technology Group Co. Ltd. - Class A	20,763,502
7,147,600	Xiaomi Corp. - Class B, 144a*	29,524,320
	Total China	449,818,617
	Taiwan — 19.3%
	Information Technology — 19.3%
1,108,000	Delta Electronics, Inc.	49,960,131
320,000	eMemory Technology, Inc.	27,246,727
487,000	MediaTek, Inc.	23,359,040
3,061,000	Taiwan Semiconductor Manufacturing Co. Ltd.	177,031,481
323,155	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	109,210,232
	Total Taiwan	386,807,611
	South Korea — 15.7%
	Consumer Discretionary — 2.1%
2,165,230	Coupang, Inc.*	40,879,542
	Consumer Staples — 0.7%
115,923	Cosmax, Inc.	14,872,111
	Information Technology — 12.9%
1,431,230	Samsung Electronics Co. Ltd.	167,398,653
159,666	SK Hynix, Inc.	90,588,920
	Total South Korea	313,739,226
	India — 14.8%
	Communication Services — 2.3%
2,390,615	Bharti Airtel Ltd.	45,429,797
	Consumer Discretionary — 3.2%
328,847	Amber Enterprises India Ltd.*	22,968,501
7,743,869	Eternal Ltd.*	19,051,680
503,846	Titan Co. Ltd.	21,162,896
	Financials — 5.7%
6,042,798	Bajaj Finance Ltd.	51,066,616
4,807,489	HDFC Bank Ltd.	37,657,284
3,955,230	HDFC Life Insurance Co. Ltd., 144a	24,856,141
	Health Care — 1.1%
287,692	Apollo Hospitals Enterprise Ltd.	22,728,233
	Industrials — 0.9%
1,297,444	Adani Ports & Special Economic Zone Ltd.	17,955,165
	Real Estate — 1.6%
2,052,692	Phoenix Mills Ltd. (The)	32,598,953
	Total India	295,475,266
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Brazil — 10.2%
	Consumer Discretionary — 4.1%
47,846	MercadoLibre, Inc.*	$ 82,726,691
	Consumer Staples — 1.3%
5,533,662	Raia Drogasil SA	25,019,714
	Financials — 3.6%
4,987,845	NU Holdings Ltd. - Class A*	71,675,332
	Industrials — 1.2%
2,486,153	WEG SA	24,439,880
	Total Brazil	203,861,617
	Hong Kong — 3.3%
	Financials — 3.3%
6,021,131	AIA Group Ltd.	66,902,761
	Singapore — 3.1%
	Consumer Discretionary — 2.5%
598,231	Sea Ltd. ADR*	49,539,509
	Industrials — 0.6%
3,489,922	Grab Holdings Ltd. - Class A*	12,773,115
	Total Singapore	62,312,624
	Kazakhstan — 2.2%
	Financials — 2.2%
605,384	Kaspi.KZ JSC ADR*	44,840,793
	Poland — 1.6%
	Consumer Staples — 1.6%
3,601,538	Dino Polska SA, 144a*	32,548,999
	Indonesia — 1.5%
	Financials — 1.5%
75,314,600	Bank Central Asia Tbk PT	29,092,600
	Saudi Arabia — 1.1%
	Financials — 1.1%
737,769	Al Rajhi Bank	21,031,368
	Netherlands — 1.0%
	Information Technology — 1.0%
14,944	ASML Holding NV	19,738,483
	Vietnam — 0.7%
	Information Technology — 0.7%
4,889,685	FPT Corp.	14,072,006
	Total Common Stocks	$1,940,241,971
	Short-Term Investment Fund — 2.8%
56,660,543	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	56,660,543
	Total Investment Securities — 99.8% (Cost $1,553,297,447)	$1,996,902,514
	Other Assets in Excess of Liabilities — 0.2%	3,039,115
	Net Assets — 100.0%	$1,999,941,629
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.

Touchstone Sands Capital Emerging Markets Growth Fund (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $100,810,934 or 5.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$33,738,997	$416,079,620	$—	$449,818,617
Taiwan	109,210,232	277,597,379	—	386,807,611
South Korea	55,751,653	257,987,573	—	313,739,226
India	101,620,734	193,854,532	—	295,475,266
Brazil	203,861,617	—	—	203,861,617
Hong Kong	—	66,902,761	—	66,902,761
Singapore	62,312,624	—	—	62,312,624
Kazakhstan	44,840,793	—	—	44,840,793
Poland	—	32,548,999	—	32,548,999
Indonesia	—	29,092,600	—	29,092,600
Saudi Arabia	—	21,031,368	—	21,031,368
Netherlands	19,738,483	—	—	19,738,483
Vietnam	—	14,072,006	—	14,072,006
Short-Term Investment Fund	56,660,543	—	—	56,660,543
Total	$687,735,676	$1,309,166,838	$—	$1,996,902,514
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Fund – March 31, 2026
Principal Amount		Market Value
	Corporate Bonds — 48.0%
	Financials — 9.3%
$ 968,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.852%, 8/15/53(A)	$ 967,701
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,856,992
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,318,438
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	643,524
1,883,000	Citigroup, Inc., 4.075%, 4/23/29	1,869,386
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,360,252
722,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	748,092
135,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	131,135
1,740,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.775%, 2/1/27(A)	1,728,567
946,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	962,243
2,294,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	2,300,456
1,018,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,006,131
1,532,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,510,995
509,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31†	485,521
971,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 4.914%, 5/15/47(A)	853,849
2,186,000	Morgan Stanley, 2.484%, 9/16/36	1,881,135
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	1,300,229
842,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	847,757
965,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	975,746
2,255,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	1,957,139
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	2,310,395
		28,015,683
	Energy — 7.9%
1,595,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,561,860
950,000	Azule Energy Finance PLC (Angola), 144a, 8.250%, 1/22/31	955,945
1,824,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,662,350
667,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32	674,935
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,511,426
895,000	Energy Transfer LP, (TSFR3M + 3.279%), 6.943%, 11/1/66(A)	884,260
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,838,789
263,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	259,304
766,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	744,932
755,745	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	676,294
405,000	Mesquite Energy, Inc., 7.250%, 7/15/26	41
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,120,869
925,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	920,976
1,151,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,333,332
755,250	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	754,901
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	275,579
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	882,511
904,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.024%(A)(B)	902,000
669,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	673,808
2,426,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	2,144,300
803,000	SESI LLC, 144a, 7.875%, 9/30/30	818,924
826,000	SM Energy Co., 144a, 7.000%, 8/1/32	841,508
Principal Amount		Market Value
	Corporate Bonds — 48.0% (Continued)
	Energy — 7.9% (Continued)
$ 799,000	Sunoco LP, 144a, 7.875%(B)	$ 815,469
730,000	Venture Global LNG, Inc., 144a, 9.000%(B)†	726,650
		23,980,963
	Consumer Discretionary — 6.9%
898,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	869,508
440,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	437,984
907,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	878,055
83,000	Carnival Corp., 144a, 5.125%, 5/1/29	82,288
555,000	Carnival Corp., 144a, 5.875%, 6/15/31	561,839
1,119,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,061,038
752,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	743,190
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,403,686
453,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	448,243
1,624,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,583,977
931,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	900,665
1,856,000	Mattel, Inc., 5.450%, 11/1/41	1,680,941
2,387,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	2,324,029
2,184,000	Polaris, Inc., 5.600%, 3/1/31	2,164,719
1,099,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,094,510
2,236,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	2,192,274
628,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	608,480
957,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	993,553
		21,028,979
	Industrials — 4.3%
1,860,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,877,471
786,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	753,838
970,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,012,608
2,293,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	2,322,437
953,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	907,894
1,069,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,043,741
928,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	965,207
2,171,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	1,944,269
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,134,193
		12,961,658
	Utilities — 4.0%
1,447,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	1,482,457
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,089,073
1,522,000	Edison International, 4.125%, 3/15/28	1,496,418
800,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	837,137
1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,716,118
1,307,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.021%, 10/1/66(A)	1,142,379
1,160,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.061%, 6/15/67(A)	1,021,722
204,000	PacifiCorp, 7.125%, 8/15/56	192,686
630,000	PacifiCorp, 7.375%, 9/15/55	598,355
821,304	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	815,141
834,000	South Jersey Industries, Inc., 5.020%, 4/15/31	728,574
		12,120,060
	Consumer Staples — 3.9%
1,873,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,890,895
2,022,000	Global Payments, Inc., 5.200%, 11/15/32	1,962,583

Touchstone Strategic Income Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.0% (Continued)
	Consumer Staples — 3.9% (Continued)
$ 903,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	$ 925,855
476,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	478,161
2,264,000	Mars, Inc., 144a, 5.000%, 3/1/32	2,291,125
2,265,000	Philip Morris International, Inc., 5.375%, 2/15/33	2,326,308
1,023,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,046,301
847,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	862,199
		11,783,427
	Real Estate — 3.1%
2,139,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	2,006,373
2,413,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	2,340,334
3,284,000	Store Capital LLC REIT, 2.700%, 12/1/31	2,856,121
2,363,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	2,322,741
		9,525,569
	Communication Services — 3.1%
1,892,000	AT&T, Inc., 5.125%, 4/30/36	1,869,877
894,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31†	814,175
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	253,531
463,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	472,481
728,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	536,275
1,810,000	Meta Platforms, Inc., 4.600%, 11/15/32	1,792,720
417,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	417,719
844,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	803,030
2,413,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	2,335,367
		9,295,175
	Health Care — 2.5%
322,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	319,631
995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	980,239
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,815,841
2,454,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	2,373,576
639,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	620,368
1,476,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,454,862
		7,564,517
	Information Technology — 1.9%
825,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	817,258
1,819,000	Oracle Corp., 4.700%, 9/27/34	1,661,253
1,595,000	Paychex, Inc., 5.600%, 4/15/35†	1,602,782
1,568,000	Salesforce, Inc., 5.550%, 3/15/36	1,563,653
		5,644,946
	Materials — 1.1%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	424,442
1,111,000	LYB International Finance III LLC, 6.150%, 5/15/35†	1,141,997
907,000	Magnera Corp., 144a, 4.750%, 11/15/29†	817,849
794,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	803,962
		3,188,250
	Total Corporate Bonds	$145,109,227
	U.S. Treasury Obligations — 21.4%
2,245,000	U.S. Treasury Bond, 4.250%, 8/15/54	2,016,291
250,000	U.S. Treasury Bond, 4.500%, 11/15/54	234,209
10,390,000	U.S. Treasury Bond, 4.750%, 2/15/45	10,228,062
Principal Amount		Market Value
	U.S. Treasury Obligations — 21.4% (Continued)
$16,020,000	U.S. Treasury Bond, 4.750%, 8/15/55	$ 15,652,040
13,332,693	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	12,417,129
14,230,000	U.S. Treasury Note, 3.500%, 1/31/28	14,147,733
820,000	U.S. Treasury Note, 3.750%, 4/15/28	818,815
9,470,000	U.S. Treasury Note, 4.125%, 2/15/36	9,329,430
	Total U.S. Treasury Obligations	$64,843,709
	Asset-Backed Securities — 10.0%
2,456,225	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,338,058
730,000	Ballyrock CLO 26 Ltd. (Cayman Islands), Ser 2024-26A, Class C1, 144a, (TSFR3M + 3.300%), 6.968%, 7/25/37(A)	731,175
1,104,600	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,186,135
615,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	614,557
565,000	Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Class E, 144a, 6.630%, 2/15/33	558,588
1,425,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	1,399,982
1,450,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.371%, 7/16/35(A)	1,386,906
509,080	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	459,201
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.322%, 10/15/30(A)	1,600,240
1,590,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,641,307
910,000	GLS Auto Receivables Issuer Trust, Ser 2026-1A, Class E, 144a, 6.510%, 3/15/33	893,228
2,571,750	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,403,980
814,200	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	790,548
920,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	785,640
1,524,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,460,285
1,000,000	Octagon Investment Partners XVI Ltd. (Cayman Islands), Ser 2013-1A, Class BR, 144a, (TSFR3M + 1.862%), 5.529%, 7/17/30(A)	1,000,513
1,153,026	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,138,295
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	509,708
1,100,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,086,760
2,020,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.172%, 7/15/33(A)	1,946,416
1,226,325	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,247,701
2,444,063	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	2,466,964
1,110,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,115,575
1,623,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,540,069
	Total Asset-Backed Securities	$30,301,831

Touchstone Strategic Income Fund (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.5%
$ 895,000	BANK5, Ser 2026-5YR21, Class C, 6.160%, 4/15/59(A)(C)	$ 888,860
835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	866,940
21,000,639	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(C)(D)	547,564
1,498,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class G, 144a, (TSFR1M + 3.180%), 6.853%, 10/15/36(A)	1,497,532
1,050,000	BX Commercial Mortgage Trust, Ser 2024-XL5, Class D, 144a, (TSFR1M + 2.690%), 6.362%, 3/15/41(A)	1,050,000
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(C)	2,527,505
1,425,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 4.868%, 6/15/50(A)(C)	1,378,860
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,437,560
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(C)	1,762,103
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(A)(C)	914,134
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	459,204
19,736,248	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.268%, 9/15/58(A)(C)(D)	840,476
905,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(C)	873,000
1,850,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 4.871%, 1/15/49(A)(C)	1,776,260
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,140,920
620,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	545,963
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	800,250
1,662,106	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.014%, 12/15/39(A)	1,658,989
896,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 6.988%, 4/15/38(A)	895,440
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	528,824
870,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(C)	766,742
1,625,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.564%, 10/15/42(A)	1,624,421
	Total Commercial Mortgage-Backed Securities	$25,781,547
	Non-Agency Collateralized Mortgage Obligations — 6.7%
1,255,819	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	1,235,268
2,026,763	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.687%, 8/25/48(A)(C)	1,936,623
1,744,382	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(C)	1,561,069
954,445	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(C)	787,916
976,862	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(C)	870,695
978,928	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.475%, 5/25/49(A)(C)	925,794
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.7% (Continued)
$ 2,450,235	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.568%, 12/25/50(A)(C)	$ 2,098,561
1,186,600	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.997%, 11/25/50(A)(C)	1,053,625
984,175	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	891,165
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.088%, 7/25/59(A)(C)	2,289,565
686,250	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(C)	585,326
1,075,000	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	1,064,561
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.648%, 11/25/60(A)(C)	2,144,356
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.822%, 7/25/57(A)(C)	1,718,883
1,465,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	1,205,846
	Total Non-Agency Collateralized Mortgage Obligations	$20,369,253
Shares
	Common Stocks — 1.9%
	Health Care — 0.4%
2,708	Johnson & Johnson	661,944
5,291	Medtronic PLC	458,465
		1,120,409
	Industrials — 0.4%
3,042	RTX Corp.	586,802
6,791	Stanley Black & Decker, Inc.	482,568
		1,069,370
	Financials — 0.3%
9,761	Bank of America Corp.	475,849
637	Goldman Sachs Group, Inc. (The)	538,895
		1,014,744
	Information Technology — 0.3%
1,795	International Business Machines Corp.	435,090
2,741	Texas Instruments, Inc.	532,138
		967,228
	Materials — 0.3%
39,560	Covia Equity*	776,365
44	HC Minerals LLC(E)*	44
		776,409
	Energy — 0.2%
4,472	Exxon Mobil Corp.	758,720
	Total Common Stocks	$5,706,880
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.8%
$ 2,689,072	FHLMC REMIC, Pool #SL3961, 3.000%, 2/1/53	2,369,698
	Sovereign Government Obligations — 0.7%
10,800	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	10,590
382,363	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	321,840
285,863	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	272,149

Touchstone Strategic Income Fund (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 0.7% (Continued)
$ 890,000	Provincia de Cordoba, 144a, 8.600%, 2/3/35	$ 849,950
668,680	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	637,705
	Total Sovereign Government Obligations	$2,092,234
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	33,530
Shares
	Short-Term Investment Funds — 2.9%
3,581,118	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	3,581,118
5,195,816	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	5,195,816
	Total Short-Term Investment Funds	$8,776,934
	Total Investment Securities—100.9% (Cost $305,974,330)	$305,384,843
	Liabilities in Excess of Other Assets — (0.9%)	(2,839,775)
	Net Assets — 100.0%	$302,545,068
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(E)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $5,052,585.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $136,932,500 or 45.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$145,109,227	$—	$145,109,227
U.S. Treasury Obligations	—	64,843,709	—	64,843,709
Asset-Backed Securities	—	30,301,831	—	30,301,831
Commercial Mortgage-Backed Securities	—	25,781,547	—	25,781,547
Non-Agency Collateralized Mortgage Obligations	—	20,369,253	—	20,369,253
Common Stocks	4,930,471	776,365	44	5,706,880
U.S. Government Mortgage-Backed Obligations	—	2,369,698	—	2,369,698
Sovereign Government Obligations	—	2,092,234	—	2,092,234
Rights	—	33,530	—	33,530
Short-Term Investment Funds	8,776,934	—	—	8,776,934
Other Financial Instruments
Futures
Interest rate contracts	75,408	—	—	75,408
Total Assets	$13,782,813	$291,677,394	$44	$305,460,251
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(7,106)	$—	$—	$(7,106)
Total Liabilities	$(7,106)	$—	$—	$(7,106)
Total	$13,775,707	$291,677,394	$44	$305,453,145

Touchstone Strategic Income Fund (Continued)
Futures Contracts
At March 31, 2026, $516,250 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2026	310	$33,535,704	$75,408
30-Year U.S. Ultra Treasury Bond	6/18/2026	25	2,914,063	(7,106)
				$68,302
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2026
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Assets
Investments, at cost	$95,930,783	$1,702,426,771	$622,146,018	$1,575,284,848	$1,078,548,296	$1,553,297,447	$305,974,330
Investments, at market value *	$140,559,653	$1,680,536,860	$1,320,730,451	$1,798,773,805	$1,383,271,080	$1,996,902,514	$305,384,843
Cash	21,296	81,250	121,973	74,657	3,379,800	—	—
Cash deposits held at prime broker (A)	—	540,092	—	—	—	—	516,250
Foreign currency †	—	313,663	—	—	3,292,461	8,262,361	—
Dividends and interest receivable	28,893	14,803,192	752,429	547,580	6,914,041	3,815,027	2,780,633
Receivable for capital shares sold	30,311	2,243,725	62,414	1,871,929	1,442,595	8,665,583	345,127
Receivable for investments sold	—	1,155,446	2,078,579	5,199,956	6,114,143	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—	47,927
Receivable for securities lending income	55	25,393	4,761	—	482,981	—	1,950
Tax reclaim receivable	—	4,098	—	3,574	1,001,907	22,175	—
Other assets	1,500	11,918	9,678	16,434	8,011	14,018	2,073
Total Assets	140,641,708	1,699,715,637	1,323,760,285	1,806,487,935	1,405,907,019	2,017,681,678	309,078,803

Liabilities
Payable for return of collateral for securities on loan	—	16,525,937	15,508,432	—	63,131,975	—	5,195,816
Deferred foreign capital gains tax	—	—	—	—	—	14,054,641	—
Payable for capital shares redeemed	48,349	3,336,494	267,636	4,493,376	1,346,404	1,451,728	175,505
Payable for investments purchased	—	385,000	1,324,085	—	14,563,113	—	890,744
Payable to Investment Adviser	50,373	1,016,034	707,161	1,041,450	671,448	1,421,042	92,709
Payable to other affiliates	17,529	238,632	172,077	265,636	280,833	236,140	40,570
Payable to Trustees	15,636	15,636	15,636	15,636	15,636	15,636	15,636
Payable for professional services	27,936	59,432	40,546	45,313	49,776	67,964	42,164
Payable for reports to shareholders	5,865	28,141	16,875	44,724	13,543	28,472	9,615
Payable for transfer agent services	23,245	411,633	195,605	207,907	214,802	185,499	55,584
Other accrued expenses and liabilities	7,610	33,115	21,874	30,709	69,025	278,927	15,392
Total Liabilities	196,543	22,050,054	18,269,927	6,144,751	80,356,555	17,740,049	6,533,735
Net Assets	$140,445,165	$1,677,665,583	$1,305,490,358	$1,800,343,184	$1,325,550,464	$1,999,941,629	$302,545,068
Net assets consist of:
Paid-in capital	90,183,121	1,729,004,652	594,123,109	1,581,687,633	1,008,952,924	2,222,885,111	380,165,279
Distributable earnings (deficit)	50,262,044	(51,339,069)	711,367,249	218,655,551	316,597,540	(222,943,482)	(77,620,211)
Net Assets	$140,445,165	$1,677,665,583	$1,305,490,358	$1,800,343,184	$1,325,550,464	$1,999,941,629	$302,545,068
*Includes market value of securities on loan of:	$—	$15,970,323	$15,536,903	$—	$61,620,886	$—	$5,052,585
†Cost of foreign currency:	$—	$320,115	$—	$—	$3,283,133	$8,346,926	$—
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$68,956,036	$116,445,510	$64,917,819	$233,966,084	$553,559,989	$6,965,339	$119,607,523
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,517,830	11,388,647	839,256	6,435,154	18,194,500	420,429	36,680,141
Net asset value price per share*	$45.43	$10.22	$77.35	$36.36	$30.42	$16.57	$3.26
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$47.82	$10.56	$81.42	$38.27	$32.02	$17.44	$3.37

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,265,041	$28,415,838	$4,827,779	$12,215,844	$8,521,241	$4,477,292	$6,258,548
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	28,782	2,834,237	70,729	347,379	276,833	283,293	1,909,448
Net asset value and offering price per share**	$43.95	$10.03	$68.26	$35.17	$30.78	$15.80	$3.28

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$32,666,183	$1,471,276,702	$1,214,949,157	$746,107,679	$687,248,234	$443,106,226	$84,941,275
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	658,745	143,318,817	15,450,635	18,895,789	21,470,090	26,527,454	26,138,598
Net asset value, offering price and redemption price per share	$49.59	$10.27	$78.63	$39.49	$32.01	$16.70	$3.25

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$37,555,010	$61,527,533	$20,795,603	$205,494,726	$76,221,000	$864,926,892	$91,737,722
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	732,977	5,995,913	262,935	5,084,088	2,378,527	51,419,593	28,254,173
Net asset value, offering price and redemption price per share	$51.24	$10.26	$79.09	$40.42	$32.05	$16.82	$3.25

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$2,895	$—	$—	$602,558,851	$—	$680,465,880	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	57	—	—	14,818,020	—	40,422,510	—
Net asset value, offering price and redemption price per share	$51.30	$—	$—	$40.66	$—	$16.83	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Year Ended March 31, 2026
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
Investment Income
Dividends*	$857,819	$13,845,472	$15,557,896	$8,336,846	$29,016,065	$23,333,813	$478,908
Interest**	—	85,199,389	—	235	—	—	16,191,326
Income from securities loaned	151	65,268	20,203	912	726,496	30,296	6,359
Total Investment Income	857,970	99,110,129	15,578,099	8,337,993	29,742,561	23,364,109	16,676,593
Expenses
Investment advisory fees	923,476	9,102,873	8,446,141	10,313,147	7,064,577	17,285,790	1,607,481
Administration fees	199,801	2,287,210	1,804,090	2,006,326	1,456,964	2,655,521	394,150
Compliance fees and expenses	3,873	3,873	3,873	3,873	3,873	3,873	3,873
Custody fees	6,313	56,471	9,400	15,889	89,728	438,757	40,700
Professional fees	47,273	103,619	75,596	85,671	82,912	151,881	53,090
Transfer Agent fees, Class A	55,167	109,083	51,224	221,642	334,371	9,440	112,077
Transfer Agent fees, Class C	1,771	21,695	5,732	10,263	6,597	8,866	8,170
Transfer Agent fees, Class Y	34,769	1,290,310	844,416	762,475	482,389	493,020	73,664
Transfer Agent fees, Institutional Class	19,158	19,356	9,536	125,938	5,918	470,459	69,483
Transfer Agent fees, Class R6	16	—	—	1,169	—	902	—
Registration fees, Class A	17,934	24,343	18,392	26,543	30,482	17,463	20,481
Registration fees, Class C	14,101	18,472	12,431	21,769	16,765	13,885	15,859
Registration fees, Class Y	17,389	53,202	31,852	37,400	49,315	25,667	19,442
Registration fees, Institutional Class	15,586	15,849	17,053	20,995	24,927	23,793	18,343
Registration fees, Class R6	5,275	—	—	20,855	—	19,423	—
Interest expense on securities sold short	—	1,538	—	—	—	—	—
Reports to Shareholders, Class A	13,276	15,041	6,882	18,053	27,516	10,725	14,785
Reports to Shareholders, Class C	6,269	5,089	4,283	4,144	4,088	4,149	5,321
Reports to Shareholders, Class Y	9,895	69,395	36,154	81,104	29,640	49,293	15,624
Reports to Shareholders, Institutional Class	6,100	4,817	4,252	20,214	7,531	9,778	12,284
Reports to Shareholders, Class R6	4,880	—	—	7,907	—	15,870	—
Distribution and shareholder servicing expenses, Class A	179,099	298,052	167,187	614,377	1,338,941	21,182	303,501
Distribution and shareholder servicing expenses, Class C	15,836	307,629	57,950	130,899	64,910	49,844	79,169
Trustee fees	31,476	31,476	31,476	31,476	31,476	31,476	31,476
Other expenses	86,206	116,169	347,489	369,038	156,508	94,583	84,189
Total Expenses	1,714,939	13,955,562	11,985,409	14,951,167	11,309,428	21,905,640	2,983,162
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(419,521)	(63,048)	(35,637)	(350,094)	(137,963)	(746,156)	(507,524)
Fees recouped by the Adviser(A)	—	248,025	—	33,857	—	—	—
Net Expenses	1,295,418	14,140,539	11,949,772	14,634,930	11,171,465	21,159,484	2,475,638
Net Investment Income (Loss)	(437,448)	84,969,590	3,628,327	(6,296,937)	18,571,096	2,204,625	14,200,955
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	35,941,328	(7,927,941)	98,914,390	189,795,900	33,129,594	245,858,163	3,677,073
Net realized gains on securities sold short	—	22,048	—	—	—	—	—
Net realized gains on written options	—	935,160	—	—	—	—	—
Net realized gains (losses) on futures contracts	—	(18,509)	—	—	—	—	240,733
Net realized gains on swap agreements	—	12,128	—	—	—	—	188,390
Net realized gains (losses) on foreign currency transactions	—	(1,522)	—	—	(322,960)	(1,906,444)	2
Net change in unrealized appreciation (depreciation) on investments†	(8,058,843)	(3,836,616)	50,889,249	15,953,709	121,721,201	28,053,607	1,049,248
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	(268,812)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	2,984	—	—	45,976	(223,798)	10
Net Realized and Unrealized Gains (Losses) on Investments	27,882,485	(10,812,268)	149,803,639	205,749,609	154,573,811	271,781,528	4,886,644
Change in Net Assets Resulting from Operations	$27,445,037	$74,157,322	$153,431,966	$199,452,672	$173,144,907	$273,986,153	$19,087,599

Statements of Operations (Continued)
	Touchstone Dynamic Large Cap Growth Fund	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Fund
*Net of foreign tax withholding of:	$1,367	$4,434	$177,004	$33,648	$3,310,806	$2,854,415	$8,496
**Net of foreign tax withholding of:	$—	$3,224	$—	$—	$—	$—	$—
†Includes decrease in deferred foreign capital gain tax of:	$—	$—	$—	$—	$—	$3,867,521	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $12,822,452 for the Sands Capital Emerging Markets Growth Fund.
(C)	Net realized gains on investments includes the realized gains of $2,542,157, $48,294,305 and $41,402,864 for the Dynamic Large Cap Growth Fund, the Focused Fund and the Mid Cap Growth Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Dynamic Large Cap Growth Fund		Touchstone Flexible Income Fund		Touchstone Focused Fund
	For the Year Ended March 31, 2026(A)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
From Operations
Net investment income (loss)	$(437,448)	$(564,032)	$84,969,590	$69,276,153	$3,628,327	$5,281,214
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements and foreign currency transactions	35,941,328	19,151,411	(6,978,636)	(4,884,616)	98,914,390	46,198,294
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(8,058,843)	(12,842,263)	(3,833,632)	8,423,114	50,889,249	36,010,447
Change in Net Assets from Operations	27,445,037	5,745,116	74,157,322	72,814,651	153,431,966	87,489,955

Distributions to Shareholders:
Distributed earnings, Class A	(12,254,449)	(4,144,616)	(5,748,918)	(5,026,762)	(1,507,224)	(537,972)
Distributed earnings, Class C	(283,085)	(92,097)	(1,277,191)	(1,172,389)	(135,880)	(41,222)
Distributed earnings, Class Y	(5,820,331)	(2,322,996)	(76,576,327)	(58,654,489)	(31,586,726)	(13,162,966)
Distributed earnings, Institutional Class	(5,955,637)	(2,949,415)	(3,115,843)	(2,134,629)	(593,150)	(245,274)
Distributed earnings, Class R6	(465)	—	—	—	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Return of capital, Class R6	—	—	—	—	—	—
Total Distributions	(24,313,967)	(9,509,124)	(86,718,279)	(66,988,269)	(33,822,980)	(13,987,434)
Change in Net Assets from Share Transactions(B)	(5,679,265)	886,648	4,715,555	319,442,499	(53,800,319)	(88,085,023)

Total Increase (Decrease) in Net Assets	(2,548,195)	(2,877,360)	(7,845,402)	325,268,881	65,808,667	(14,582,502)

Net Assets
Beginning of period	142,993,360	145,870,720	1,685,510,985	1,360,242,104	1,239,681,691	1,254,264,193
End of period	$140,445,165	$142,993,360	$1,677,665,583	$1,685,510,985	$1,305,490,358	$1,239,681,691
(A)	Represents the period from commencement of operations (May 9, 2025) through March 31, 2026 for Class R6 shares.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Fund
For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025

$(6,296,937)	$(5,692,165)	$18,571,096	$11,255,192	$2,204,625	$4,910,832	$14,200,955	$11,463,619
189,795,900	135,881,707	32,806,634	30,304,784	243,951,719	90,809,404	4,106,198	(6,151,004)
15,953,709	(188,564,987)	121,767,177	33,023,690	27,829,809	(51,163,912)	780,446	8,506,331
199,452,672	(58,375,445)	173,144,907	74,583,666	273,986,153	44,556,324	19,087,599	13,818,946

(25,211,842)	(7,250,235)	(23,752,372)	(15,267,231)	—	—	(5,611,976)	(5,434,455)
(1,361,362)	(400,530)	(282,582)	(73,142)	—	—	(302,805)	(478,603)
(68,024,433)	(17,945,134)	(26,083,745)	(6,071,452)	(3,909,932)	(557,129)	(3,966,860)	(2,991,900)
(18,849,616)	(6,737,097)	(2,176,513)	(1,180,182)	(8,370,604)	(1,551,125)	(4,313,474)	(2,520,632)
(53,971,359)	(5,201,640)	—	—	(6,457,855)	(1,428,804)	—	—
—	—	—	—	—	—	—	(242,880)
—	—	—	—	—	—	—	(21,390)
—	—	—	—	—	—	—	(133,716)
—	—	—	—	—	—	—	(112,654)
—	—	—	—	—	—	—	—
(167,418,612)	(37,534,636)	(52,295,212)	(22,592,007)	(18,738,391)	(3,537,058)	(14,195,115)	(11,936,230)
546,931,528	(98,008,921)	456,536,975	52,334,928	(67,681,736)	(427,444,086)	593,785	91,562,594

578,965,588	(193,919,002)	577,386,670	104,326,587	187,566,026	(386,424,820)	5,486,269	93,445,310

1,221,377,596	1,415,296,598	748,163,794	643,837,207	1,812,375,603	2,198,800,423	297,058,799	203,613,489
$1,800,343,184	$1,221,377,596	$1,325,550,464	$748,163,794	$1,999,941,629	$1,812,375,603	$302,545,068	$297,058,799

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Dynamic Large Cap Growth Fund				Touchstone Flexible Income Fund
	For the Year Ended March 31, 2026(A)		For the Year Ended March 31, 2025		For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	99,883	$5,053,050	74,607	$3,621,938	2,393,349	$24,780,863	3,418,709	$35,311,020
Reinvestment of distributions	232,954	11,745,537	75,754	3,970,280	479,801	4,965,269	400,367	4,124,767
Cost of Shares redeemed	(198,037)	(10,255,777)	(150,566)	(7,398,688)	(3,744,989)	(38,754,491)	(3,167,929)	(32,709,954)
Change from Class A Share Transactions	134,800	6,542,810	(205)	193,530	(871,839)	(9,008,359)	651,147	6,725,833
Class C
Proceeds from Shares issued	3,908	210,001	11,086	530,233	398,983	4,059,949	884,014	9,004,081
Reinvestment of distributions	5,749	280,996	1,777	91,411	122,235	1,240,815	112,584	1,138,656
Cost of Shares redeemed	(13,196)	(653,694)	(9,332)	(440,444)	(1,014,272)	(10,317,416)	(1,002,022)	(10,163,462)
Change from Class C Share Transactions	(3,539)	(162,697)	3,531	181,200	(493,054)	(5,016,652)	(5,424)	(20,725)
Class Y
Proceeds from Shares issued	87,188	4,803,866	146,534	7,657,347	48,028,463	499,528,277	63,198,119	654,982,797
Reinvestment of distributions	103,125	5,669,840	40,566	2,280,626	6,978,861	72,516,266	5,409,013	55,958,770
Cost of Shares redeemed	(207,973)	(11,719,976)	(190,680)	(10,303,051)	(54,334,123)	(565,245,163)	(39,357,026)	(407,308,342)
Change from Class Y Share Transactions	(17,660)	(1,246,270)	(3,580)	(365,078)	673,201	6,799,380	29,250,106	303,633,225
Institutional Class
Proceeds from Shares issued	418,096	23,817,562	660,620	35,369,916	2,503,169	25,890,209	2,204,280	22,857,511
Reinvestment of distributions	104,871	5,955,637	51,049	2,948,579	215,462	2,237,957	123,326	1,274,862
Cost of Shares redeemed	(735,027)	(40,589,271)	(706,316)	(37,441,499)	(1,558,865)	(16,186,980)	(1,447,569)	(15,028,207)
Change from Institutional Class Share Transactions	(212,060)	(10,816,072)	5,353	876,996	1,159,766	11,941,186	880,037	9,104,166
Class R6
Proceeds from Shares issued	49	2,500	—	—	—	—	—	—
Reinvestment of distributions	8	464	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	57	2,964	—	—	—	—	—	—
Change from Share Transactions	(98,402)	$(5,679,265)	5,099	$886,648	468,074	$4,715,555	30,775,866	$319,442,499
(A)	Represents the period from commencement of operations (May 9, 2025) through March 31, 2026 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Focused Fund				Touchstone Mid Cap Growth Fund
For the Year Ended March 31, 2026		For the Year Ended March 31, 2025		For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

88,476	$6,925,374	130,040	$9,221,994	418,389	$16,270,032	375,952	$13,848,884
15,313	1,264,525	6,084	455,696	592,550	22,694,678	162,502	6,526,070
(130,821)	(10,296,103)	(130,721)	(9,222,445)	(977,387)	(38,378,705)	(1,068,218)	(39,142,818)
(27,032)	(2,106,204)	5,403	455,245	33,552	586,005	(529,764)	(18,767,864)

6,270	437,392	11,731	742,688	49,808	1,908,162	63,918	2,333,761
1,781	129,860	583	39,414	35,942	1,334,526	9,976	392,772
(36,802)	(2,517,332)	(86,392)	(5,452,106)	(100,745)	(3,835,561)	(126,893)	(4,473,047)
(28,751)	(1,950,080)	(74,078)	(4,670,004)	(14,995)	(592,873)	(52,999)	(1,746,514)

342,430	27,969,833	272,278	19,706,200	5,548,188	234,323,481	3,502,271	137,631,319
360,632	30,331,775	167,225	12,659,651	1,581,084	65,709,866	401,301	17,312,129
(1,325,340)	(106,534,193)	(1,625,249)	(116,462,295)	(4,305,711)	(180,486,288)	(5,841,077)	(226,765,894)
(622,278)	(48,232,585)	(1,185,746)	(84,096,444)	2,823,561	119,547,059	(1,937,505)	(71,822,446)

1,018,470	82,667,357	1,313,020	94,763,512	5,259,026	226,989,464	4,059,359	161,637,963
6,571	555,954	2,967	225,929	409,295	17,411,391	143,862	6,331,348
(1,042,055)	(84,734,761)	(1,314,034)	(94,763,261)	(6,356,740)	(275,962,112)	(4,998,728)	(200,427,332)
(17,014)	(1,511,450)	1,953	226,180	(688,419)	(31,561,257)	(795,507)	(32,458,021)

—	—	—	—	13,613,134	613,234,707	1,824,349	73,104,445
—	—	—	—	434,399	18,583,589	80,276	3,548,210
—	—	—	—	(4,025,577)	(172,865,702)	(1,241,814)	(49,866,731)
—	—	—	—	10,021,956	458,952,594	662,811	26,785,924
(695,075)	$(53,800,319)	(1,252,468)	$(88,085,023)	12,175,655	$546,931,528	(2,652,964)	$(98,008,921)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US Equity Fund				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025		For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,178,066	$35,585,864	697,370	$18,072,746	134,041	$2,183,572	227,557	$3,310,777
Reinvestment of distributions	732,012	22,417,622	575,049	14,573,454	—	—	—	—
Cost of Shares redeemed	(1,744,733)	(52,095,873)	(1,774,384)	(45,610,780)	(324,456)	(5,357,931)	(355,382)	(5,160,827)
Change from Class A Share Transactions	165,345	5,907,613	(501,965)	(12,964,580)	(190,415)	(3,174,359)	(127,825)	(1,850,050)
Class C
Proceeds from Shares issued	153,905	4,677,658	71,626	1,888,040	14,067	227,144	45,596	646,324
Reinvestment of distributions	8,923	275,919	2,734	70,624	—	—	—	—
Cost of Shares redeemed	(33,976)	(1,042,606)	(34,658)	(896,939)	(83,939)	(1,325,150)	(105,137)	(1,487,049)
Change from Class C Share Transactions	128,852	3,910,971	39,702	1,061,725	(69,872)	(1,098,006)	(59,541)	(840,725)
Class Y
Proceeds from Shares issued	16,791,445	527,798,146	4,404,817	120,866,545	4,996,138	82,967,448	6,421,387	94,796,923
Reinvestment of distributions	777,298	25,061,396	214,538	5,698,057	206,027	3,514,827	34,568	496,739
Cost of Shares redeemed	(4,347,621)	(140,534,078)	(2,570,721)	(70,325,558)	(10,636,288)	(177,670,566)	(14,784,465)	(219,689,314)
Change from Class Y Share Transactions	13,221,122	412,325,464	2,048,634	56,239,044	(5,434,123)	(91,188,291)	(8,328,510)	(124,395,652)
Institutional Class
Proceeds from Shares issued	1,377,741	44,194,429	308,751	8,333,615	10,028,956	166,405,027	7,627,342	114,211,713
Reinvestment of distributions	51,611	1,666,272	31,681	848,075	432,067	7,418,586	102,262	1,478,705
Cost of Shares redeemed	(364,250)	(11,467,774)	(43,902)	(1,182,951)	(11,706,026)	(193,175,796)	(17,827,255)	(266,063,471)
Change from Institutional Class Share Transactions	1,065,102	34,392,927	296,530	7,998,739	(1,245,003)	(19,352,183)	(10,097,651)	(150,373,053)
Class R6
Proceeds from Shares issued	—	—	—	—	9,972,587	173,292,415	5,584,834	83,351,571
Reinvestment of distributions	—	—	—	—	113,634	1,952,237	30,385	439,680
Cost of Shares redeemed	—	—	—	—	(7,621,399)	(128,113,549)	(15,806,250)	(233,775,857)
Change from Class R6 Share Transactions	—	—	—	—	2,464,822	47,131,103	(10,191,031)	(149,984,606)
Change from Share Transactions	14,580,421	$456,536,975	1,882,901	$52,334,928	(4,474,591)	$(67,681,736)	(28,804,558)	$(427,444,086)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Fund
For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
Shares	Dollars	Shares	Dollars

3,713,714	$12,151,523	2,354,722	$7,465,808
1,436,052	4,691,803	1,487,245	4,720,621
(5,762,890)	(18,858,585)	(7,558,221)	(23,974,711)
(613,124)	(2,015,259)	(3,716,254)	(11,788,282)

165,316	541,160	261,263	840,663
80,381	263,340	135,270	430,747
(1,526,336)	(5,000,935)	(2,569,155)	(8,188,574)
(1,280,639)	(4,196,435)	(2,172,622)	(6,917,164)

11,076,203	35,962,403	10,263,332	32,804,902
1,131,476	3,685,043	779,199	2,468,503
(9,582,668)	(31,156,540)	(5,776,082)	(18,287,354)
2,625,011	8,490,906	5,266,449	16,986,051

10,577,873	34,772,705	47,629,003	154,231,231
1,325,577	4,313,474	824,559	2,633,183
(12,598,541)	(40,771,606)	(19,920,879)	(63,582,425)
(695,091)	(1,685,427)	28,532,683	93,281,989

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
36,157	$593,785	27,910,256	$91,562,594

Financial Highlights
Touchstone Dynamic Large Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$41.07	$(0.21)	$4.97	$4.76	$—	$ (7.19)	$(7.19)	$38.64	10.48%	$61,006	1.25%	1.31%	(0.48)%	47%(4)
03/31/23	38.64	(0.09)	(4.39)	(4.48)	—(5)	(0.69)	(0.69)	33.47	(11.34)	48,229	1.26	1.37	(0.27)	55(4)
03/31/24	33.47	(0.15)	13.85	13.70	—	(1.08)	(1.08)	46.09	41.43	63,755	1.27	1.39	(0.40)	53(4)
03/31/25	46.09	(0.26)	2.21	1.95	—	(3.12)	(3.12)	44.92	3.26	62,122	1.26	1.34	(0.52)	68(4)
03/31/26	44.92	(0.24)	10.37	10.13	—	(9.62)	(9.62)	45.43	20.44	68,956	1.03	1.23	(0.46)	176(4)
Class C
03/31/22^	$44.47	$(0.57)	$5.57	$5.00	$—	$ (10.72)	$(10.72)	$38.75	9.64%	$1,769	2.00%	2.64%	(1.23)%	47%(4)
03/31/23^	38.75	(0.26)	(4.48)	(4.74)	—	(0.69)	(0.69)	33.32	(11.99)	1,485	2.01	2.86	(1.02)	55(4)
03/31/24	33.32	(0.44)	13.73	13.29	—	(1.08)	(1.08)	45.53	40.37	1,311	2.02	3.35	(1.15)	53(4)
03/31/25	45.53	(0.62)	2.20	1.58	—	(3.12)	(3.12)	43.99	2.48	1,422	2.01	3.08	(1.27)	68(4)
03/31/26	43.99	(0.60)	10.18	9.58	—	(9.62)	(9.62)	43.95	19.58	1,265	1.76	3.26	(1.19)	176(4)
Class Y
03/31/22	$43.08	$(0.11)	$5.19	$5.08	$—	$ (7.19)	$(7.19)	$40.97	10.75%	$25,851	1.00%	1.10%	(0.23)%	47%(4)
03/31/23	40.97	(0.01)	(4.65)	(4.66)	(0.07)	(0.69)	(0.76)	35.55	(11.13)	26,581	1.01	1.15	(0.02)	55(4)
03/31/24	35.55	(0.06)	14.76	14.70	—	(1.08)	(1.08)	49.17	41.82	33,435	1.02	1.18	(0.15)	53(4)
03/31/25	49.17	(0.14)	2.31	2.17	—	(3.12)	(3.12)	48.22	3.51	32,617	1.01	1.13	(0.27)	68(4)
03/31/26	48.22	(0.08)	11.07	10.99	—	(9.62)	(9.62)	49.59	20.84	32,666	0.71	1.03	(0.14)	176(4)
Institutional Class
03/31/22	$43.90	$(0.06)	$5.27	$5.21	$—	$ (7.19)	$(7.19)	$41.92	10.84%	$73,624	0.90%	1.02%	(0.13)%	47%(4)
03/31/23	41.92	0.03	(4.76)	(4.73)	(0.10)	(0.69)	(0.79)	36.40	(11.02)	49,939	0.91	1.06	0.08	55(4)
03/31/24	36.40	(0.02)	15.11	15.09	—(5)	(1.08)	(1.08)	50.41	41.93	47,369	0.92	1.08	(0.05)	53(4)
03/31/25	50.41	(0.09)	2.36	2.27	—	(3.12)	(3.12)	49.56	3.62	46,832	0.91	1.05	(0.17)	68(4)
03/31/26	49.56	(0.05)	11.35	11.30	—	(9.62)	(9.62)	51.24	20.91	37,555	0.65	0.96	(0.08)	176(4)
Class R6
03/31/26(6)	$51.80(7)	$(—)(5)	$9.12	$9.12	$—	$ (9.62)	$(9.62)	$51.30	15.80%(8)	$3	0.57%(9)	382.11%(9)	(—)%(5)(9)	176%(4)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.02%, 0.03%, 0.02% and 0.01% for the years ended March 31, 2026, 2025, 2024, 2023, and 2022, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
(6)	Represents the period from commencement of operations (May 9, 2025) through March 31, 2026.
(7)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on May 9, 2025.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$11.11	$0.34	$(0.52)	$(0.18)	$(0.36)	$ —	$(0.36)	$10.57	(1.76)%	$113,880	1.09%	1.11%	3.05%	61%
03/31/23	10.57	0.34	(0.60)	(0.26)	(0.32)	(0.12)	(0.44)	9.87	(2.39)	104,050	1.06	1.11	3.39	52
03/31/24	9.87	0.37	0.37	0.74	(0.36)	—	(0.36)	10.25	7.69	119,032	1.04	1.09	3.81	47
03/31/25	10.25	0.44(3)	0.03	0.47	(0.42)	—	(0.42)	10.30	4.71	126,335	1.04	1.07	4.29	52
03/31/26	10.30	0.49(3)	(0.07)	0.42	(0.50)	—	(0.50)	10.22	4.14	116,446	1.04	1.05	4.72	64
Class C
03/31/22	$10.94	$0.25	$(0.51)	$(0.26)	$(0.28)	$ —	$(0.28)	$10.40	(2.52)%	$37,087	1.84%	1.87%	2.30%	61%
03/31/23	10.40	0.26	(0.60)	(0.34)	(0.24)	(0.12)	(0.36)	9.70	(3.16)	30,158	1.81	1.88	2.64	52
03/31/24	9.70	0.30	0.36	0.66	(0.29)	—	(0.29)	10.07	6.93	33,569	1.79	1.84	3.06	47
03/31/25	10.07	0.36(3)	0.03	0.39	(0.35)	—	(0.35)	10.11	3.92	33,653	1.79	1.84	3.54	52
03/31/26	10.11	0.40(3)	(0.05)	0.35	(0.43)	—	(0.43)	10.03	3.45	28,416	1.79	1.83	3.97	64
Class Y
03/31/22	$11.15	$0.36	$(0.53)	$(0.17)	$(0.38)	$ —	$(0.38)	$10.60	(1.61)%	$661,266	0.84%	0.85%	3.30%	61%
03/31/23	10.60	0.36	(0.60)	(0.24)	(0.34)	(0.12)	(0.46)	9.90	(2.14)	668,604	0.81	0.85	3.64	52
03/31/24	9.90	0.39	0.39	0.78	(0.39)	—	(0.39)	10.29	8.04	1,166,943	0.79	0.80	4.06	47
03/31/25	10.29	0.47(3)	0.03	0.50	(0.45)	—	(0.45)	10.34	4.95	1,475,516	0.79(4)	0.78	4.54	52
03/31/26	10.34	0.52(3)	(0.06)	0.46	(0.53)	—	(0.53)	10.27	4.48	1,471,277	0.79(4)	0.77	4.97	64
Institutional Class
03/31/22	$11.14	$0.37	$(0.52)	$(0.15)	$(0.39)	$ —	$(0.39)	$10.60	(1.45)%	$34,177	0.74%	0.84%	3.40%	61%
03/31/23	10.60	0.37	(0.60)	(0.23)	(0.35)	(0.12)	(0.47)	9.90	(2.04)	35,484	0.71	0.83	3.74	52
03/31/24	9.90	0.41	0.38	0.79	(0.40)	—	(0.40)	10.29	8.15	40,698	0.69	0.80	4.16	47
03/31/25	10.29	0.48(3)	0.03	0.51	(0.46)	—	(0.46)	10.34	5.05	50,008	0.69	0.77	4.64	52
03/31/26	10.34	0.53(3)	(0.07)	0.46	(0.54)	—	(0.54)	10.26	4.50	61,528	0.69	0.75	5.07	64
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.02% and 0.05% for the years ended March 31, 2023 and 2022, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Net expenses include amounts recouped by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$58.43	$(0.10)	$5.72	$5.62	$(0.03)	$ (3.64)	$(3.67)	$60.38	9.38%	$53,028	1.15%	1.15%	(0.17)%	14%(4)
03/31/23	60.38	0.09	(4.14)	(4.05)	—	(1.62)	(1.62)	54.71	(6.52)	45,751	1.17	1.17	0.16	5(4)
03/31/24	54.71	0.23	12.23	12.46	—	(0.53)	(0.53)	66.64	22.85	57,366	1.18	1.18	0.38	5(4)
03/31/25	66.64	0.10	4.45	4.55	(0.25)	(0.37)	(0.62)	70.57	6.77	61,133	1.16	1.16	0.14	5(4)
03/31/26	70.57	(0.01)	8.61	8.60	(0.11)	(1.71)	(1.82)	77.35	12.03	64,918	1.16	1.16	(0.01)	6(4)
Class C
03/31/22	$53.97	$(0.53)	$5.30	$4.77	$—	$ (3.64)	$(3.64)	$55.10	8.58%	$20,147	1.91%	1.91%	(0.92)%	14%(4)
03/31/23	55.10	(0.30)	(3.81)	(4.11)	—	(1.62)	(1.62)	49.37	(7.26)	12,937	1.96	1.96	(0.62)	5(4)
03/31/24	49.37	(0.22)	10.99	10.77	—	(0.53)	(0.53)	59.61	21.90	10,346	1.96	2.02	(0.40)	5(4)
03/31/25	59.61	(0.39)	3.97	3.58	—	(0.37)	(0.37)	62.82	5.97	6,249	1.92	2.07	(0.62)	5(4)
03/31/26	62.82	(0.53)	7.68	7.15	—	(1.71)	(1.71)	68.26	11.21	4,828	1.90	2.18	(0.75)	6(4)
Class Y
03/31/22	$59.10	$0.08	$5.80	$5.88	$(0.12)	$ (3.64)	$(3.76)	$61.22	9.71%	$1,108,883	0.86%	0.86%	0.12%	14%(4)
03/31/23	61.22	0.25	(4.21)	(3.96)	(0.06)	(1.62)	(1.68)	55.58	(6.26)	978,944	0.88	0.88	0.45	5(4)
03/31/24	55.58	0.41	12.45	12.86	(0.25)	(0.53)	(0.78)	67.66	23.24	1,167,637	0.88	0.88	0.68	5(4)
03/31/25	67.66	0.31	4.52	4.83	(0.44)	(0.37)	(0.81)	71.68	7.08	1,152,118	0.87	0.87	0.43	5(4)
03/31/26	71.68	0.23	8.75	8.98	(0.32)	(1.71)	(2.03)	78.63	12.36	1,214,949	0.86	0.86	0.29	6(4)
Institutional Class
03/31/22	$59.38	$0.09	$5.84	$5.93	$(0.13)	$ (3.64)	$(3.77)	$61.54	9.75%	$18,825	0.84%	0.88%	0.15%	14%(4)
03/31/23	61.54	0.27	(4.22)	(3.95)	(0.07)	(1.62)	(1.69)	55.90	(6.21)	21,145	0.84	0.91	0.50	5(4)
03/31/24	55.90	0.44	12.50	12.94	(0.27)	(0.53)	(0.80)	68.04	23.27	18,915	0.84	0.95	0.72	5(4)
03/31/25	68.04	0.33	4.55	4.88	(0.46)	(0.37)	(0.83)	72.09	7.12	20,181	0.84	0.91	0.46	5(4)
03/31/26	72.09	0.25	8.80	9.05	(0.34)	(1.71)	(2.05)	79.09	12.39	20,796	0.84	0.92	0.31	6(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the years ended March 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$37.71	$(0.26)	$3.44	$3.18	$ (6.37)	$(6.37)	$34.52	7.43%	$299,763	1.21%	1.21%	(0.65)%	60%(4)
03/31/23	34.52	(0.09)	(4.56)	(4.65)	(0.73)	(0.73)	29.14	(13.36)	234,325	1.26	1.26	(0.31)	56(4)
03/31/24	29.14	(0.10)	7.90	7.80	—	—	36.94	26.77	256,076	1.24	1.24	(0.33)	58(4)
03/31/25	36.94	(0.24)	(1.31)	(1.55)	(1.13)	(1.13)	34.26	(4.65)	219,300	1.22	1.22	(0.65)	79(4)
03/31/26	34.26	(0.26)	6.60	6.34	(4.24)	(4.24)	36.36	17.89	233,966	1.21	1.21	(0.66)	85(4)
Class C
03/31/22^	$44.54	$(0.64)	$4.39	$3.75	$ (13.65)	$(13.65)	$34.64	6.53%	$17,918	2.04%	2.04%	(1.48)%	60%(4)
03/31/23^	34.64	(0.20)	(4.71)	(4.91)	(0.73)	(0.73)	29.00	(14.07)	13,709	2.10	2.10	(1.15)	56(4)
03/31/24	29.00	(0.36)	7.82	7.46	—	—	36.46	25.73	15,144	2.07	2.07	(1.17)	58(4)
03/31/25	36.46	(0.54)	(1.28)	(1.82)	(1.13)	(1.13)	33.51	(5.47)	12,141	2.06	2.06	(1.49)	79(4)
03/31/26	33.51	(0.56)	6.46	5.90	(4.24)	(4.24)	35.17	16.94	12,216	2.01	2.13	(1.46)	85(4)
Class Y
03/31/22	$39.68	$(0.18)	$3.59	$3.41	$ (6.37)	$(6.37)	$36.72	7.65%	$657,182	0.99%	0.99%	(0.43)%	60%(4)
03/31/23	36.72	(0.02)	(4.84)	(4.86)	(0.73)	(0.73)	31.13	(13.15)	548,507	1.03	1.03	(0.07)	56(4)
03/31/24	31.13	(0.03)	8.45	8.42	—	—	39.55	27.09	712,307	1.01	1.01	(0.10)	58(4)
03/31/25	39.55	(0.17)	(1.42)	(1.59)	(1.13)	(1.13)	36.83	(4.45)	591,921	0.99	1.00	(0.42)	79(4)
03/31/26	36.83	(0.18)	7.08	6.90	(4.24)	(4.24)	39.49	18.17	746,108	0.98(5)	0.98	(0.43)	85(4)
Institutional Class
03/31/22	$40.16	$(0.14)	$3.64	$3.50	$ (6.37)	$(6.37)	$37.29	7.79%	$229,028	0.88%	0.91%	(0.32)%	60%(4)
03/31/23	37.29	0.02	(4.92)	(4.90)	(0.73)	(0.73)	31.66	(13.03)	209,280	0.88	0.96	0.07	56(4)
03/31/24	31.66	0.01	8.62	8.63	—	—	40.29	27.26	264,631	0.87	0.95	0.04	58(4)
03/31/25	40.29	(0.12)	(1.46)	(1.58)	(1.13)	(1.13)	37.58	(4.34)	216,937	0.87	0.94	(0.31)	79(4)
03/31/26	37.58	(0.14)	7.22	7.08	(4.24)	(4.24)	40.42	18.29	205,495	0.88	0.93	(0.33)	85(4)
Class R6
03/31/22	$40.18	$(0.09)	$3.63	$3.54	$ (6.37)	$(6.37)	$37.35	7.89%	$111,561	0.79%	0.88%	(0.23)%	60%(4)
03/31/23	37.35	0.05	(4.92)	(4.87)	(0.73)	(0.73)	31.75	(12.93)	99,956	0.79	0.91	0.16	56(4)
03/31/24	31.75	0.04	8.65	8.69	—	—	40.44	27.37	167,139	0.78	0.90	0.13	58(4)
03/31/25	40.44	(0.09)	(1.46)	(1.55)	(1.13)	(1.13)	37.76	(4.25)	181,079	0.78	0.87	(0.22)	79(4)
03/31/26	37.76	(0.10)	7.24	7.14	(4.24)	(4.24)	40.66	18.39	602,559	0.79	0.86	(0.24)	85(4)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.01%, 0.02%, and 0.02% for the years ended March 31, 2026, 2025, 2024, 2023, and 2022, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Net expenses include amounts recouped by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$26.16	$0.18	$(0.27)	$(0.09)	$(0.23)	$ (2.78)	$(3.01)	$23.06	(0.98)%	$457,750	1.09%	1.09%	0.74%	32%
03/31/23	23.06	0.29	(1.19)	(0.90)	(0.26)	(1.12)	(1.38)	20.78	(3.50)	406,506	1.18	1.18	1.45	110(4)
03/31/24	20.78	0.38(3)	3.75	4.13	(0.34)	—	(0.34)	24.57	19.97	455,288	1.16	1.15	1.74	16(4)
03/31/25	24.57	0.41(3)	2.40	2.81	(0.38)	(0.49)	(0.87)	26.51	11.59	478,009	1.15	1.15	1.58	22
03/31/26	26.51	0.47(3)	4.78	5.25	(0.31)	(1.03)	(1.34)	30.42	19.86	553,560	1.13	1.13	1.58	24
Class C
03/31/22^	$26.93	$(0.04)	$(0.25)	$(0.29)	$(0.05)	$ (3.47)	$(3.52)	$23.13	(1.85)%	$5,565	1.99%	2.10%	(0.16)%	32%
03/31/23^	23.13	0.19	(1.25)	(1.06)	—	(1.12)	(1.12)	20.95	(4.26)	3,553	1.99	2.29	0.64	110(4)
03/31/24	20.95	0.21(3)	3.78	3.99	(0.01)	—	(0.01)	24.93	19.03	2,699	1.95	2.51	0.95	16(4)
03/31/25	24.93	0.21(3)	2.44	2.65	(0.19)	(0.49)	(0.68)	26.90	10.76	3,980	1.93	2.52	0.80	22
03/31/26	26.90	0.24(3)	4.83	5.07	(0.16)	(1.03)	(1.19)	30.78	18.86	8,521	1.92	2.23	0.79	24
Class Y
03/31/22	$27.16	$0.25	$(0.28)	$(0.03)	$(0.28)	$ (2.78)	$(3.06)	$24.07	(0.74)%	$155,664	0.90%	0.90%	0.93%	32%
03/31/23	24.07	0.42	(1.31)	(0.89)	(0.30)	(1.12)	(1.42)	21.76	(3.27)	109,722	0.92	0.95	1.71	110(4)
03/31/24	21.76	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.75	20.28	159,646	0.90	0.94	2.00	16(4)
03/31/25	25.75	0.49(3)	2.52	3.01	(0.44)	(0.49)	(0.93)	27.83	11.89	229,588	0.90	0.96	1.83	22
03/31/26	27.83	0.58(3)	5.01	5.59	(0.38)	(1.03)	(1.41)	32.01	20.11	687,248	0.90	0.92	1.81	24
Institutional Class
03/31/22	$27.20	$0.29	$(0.32)	$(0.03)	$(0.28)	$ (2.78)	$(3.06)	$24.11	(0.74)%	$9,747	0.89%	0.94%	0.94%	32%
03/31/23	24.11	0.24	(1.14)	(0.90)	(0.31)	(1.12)	(1.43)	21.78	(3.31)	8,018	0.91	1.01	1.72	110(4)
03/31/24	21.78	0.46(3)	3.93	4.39	(0.40)	—	(0.40)	25.77	20.27	26,204	0.89	0.92	2.01	16(4)
03/31/25	25.77	0.50(3)	2.53	3.03	(0.45)	(0.49)	(0.94)	27.86	11.94	36,587	0.87	0.90	1.86	22
03/31/26	27.86	0.58(3)	5.03	5.61	(0.39)	(1.03)	(1.42)	32.05	20.15	76,221	0.86	0.88	1.85	24
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02% for the year ended March 31, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$21.25	$(0.21)	$(5.07)	$(5.28)	$(0.32)	$(0.32)	$15.65	(25.16)%	$19,694	1.60%	1.60%	(1.03)%	28%(2)
03/31/23	15.65	(0.07)(3)	(2.35)	(2.42)	—	—	13.23	(15.35)	16,203	1.60	1.65	(0.50)	30(2)
03/31/24	13.23	(0.01)(3)	0.97	0.96	—	—	14.19	7.18	10,483	1.60	1.70	(0.07)	17
03/31/25	14.19	(0.02)(3)	0.23	0.21	—	—	14.40	1.48	8,794	1.52	1.65	(0.14)	21
03/31/26	14.40	(0.04)(3)	2.21	2.17	—	—	16.57	15.07	6,965	1.43	1.73	(0.26)	51
Class C
03/31/22	$20.91	$(0.35)	$(4.99)	$(5.34)	$(0.20)	$(0.20)	$15.37	(25.69)%	$9,107	2.35%	2.46%	(1.78)%	28%(2)
03/31/23	15.37	(0.16)(3)	(2.31)	(2.47)	—	—	12.90	(16.07)	6,154	2.35	2.56	(1.25)	30(2)
03/31/24	12.90	(0.11)(3)	0.94	0.83	—	—	13.73	6.43	5,667	2.35	2.68	(0.82)	17
03/31/25	13.73	(0.12)(3)	0.22	0.10	—	—	13.83	0.73	4,884	2.24	2.58	(0.86)	21
03/31/26	13.83	(0.15)(3)	2.12	1.97	—	—	15.80	14.32	4,477	2.13	2.57	(0.96)	51
Class Y
03/31/22	$21.36	$(0.17)	$(5.08)	$(5.25)	$(0.37)	$(0.37)	$15.74	(24.89)%	$1,186,957	1.29%	1.29%	(0.71)%	28%(2)
03/31/23	15.74	(0.03)(3)	(2.36)	(2.39)	—	—	13.35	(15.13)	611,637	1.29	1.29	(0.19)	30(2)
03/31/24	13.35	0.03(3)	0.98	1.01	—	—	14.36	7.57	578,614	1.28	1.28	0.25	17
03/31/25	14.36	0.02(3)	0.24	0.26	(0.02)	(0.02)	14.60	1.79	466,489	1.22	1.22	0.16	21
03/31/26	14.60	—(3)(4)	2.24	2.24	(0.14)	(0.14)	16.70	15.41	443,106	1.15	1.15	0.02	51
Institutional Class
03/31/22	$21.47	$(0.29)	$(4.97)	$(5.26)	$(0.38)	$(0.38)	$15.83	(24.81)%	$1,252,461	1.20%	1.20%	(0.62)%	28%(2)
03/31/23	15.83	(0.02)(3)	(2.38)	(2.40)	—	—	13.43	(15.11)	931,523	1.23	1.23	(0.13)	30(2)
03/31/24	13.43	0.04(3)	0.99	1.03	—	—	14.46	7.67	907,364	1.23	1.23	0.30	17
03/31/25	14.46	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.70	1.85	773,951	1.13	1.15	0.25	21
03/31/26	14.70	0.02(3)	2.26	2.28	(0.16)	(0.16)	16.82	15.50	864,927	1.04	1.09	0.13	51
Class R6
03/31/22(5)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(6)	$1,109,805	1.17%(7)	1.17%(7)	(0.59)%(7)	28%(2)
03/31/23	15.83	(0.01)(3)	(2.39)	(2.40)	—(4)	—(4)	13.43	(15.03)	696,638	1.18	1.18	(0.08)	30(2)
03/31/24	13.43	0.05(3)	0.99	1.04	—	—	14.47	7.66	696,672	1.18	1.18	0.35	17
03/31/25	14.47	0.04(3)	0.23	0.27	(0.03)	(0.03)	14.71	1.90	558,257	1.09	1.11	0.29	21
03/31/26	14.71	0.03(3)	2.26	2.29	(0.17)	(0.17)	16.83	15.60	680,466	1.00	1.04	0.17	51
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/22	$3.47	$0.08	$(0.19)	$(0.11)	$(0.09)	$—	$(0.09)	$3.27	(3.22)%	$177,574	1.03%	1.14%	2.38%	155%(3)
03/31/23	3.27	0.12	(0.24)	(0.12)	(0.12)	(0.01)	(0.13)	3.02	(3.44)	138,096	1.00	1.12	4.01	78
03/31/24	3.02	0.15	0.11	0.26	(0.15)	—	(0.15)	3.13	8.77	128,461	1.00	1.16	5.01	113
03/31/25	3.13	0.14	0.08	0.22	(0.14)	(0.01)	(0.15)	3.20	7.05	119,410	1.00	1.13	4.47	144
03/31/26	3.20	0.15	0.06	0.21	(0.15)	—	(0.15)	3.26	6.70	119,608	0.99	1.12	4.64	193
Class C
03/31/22	$3.48	$0.06	$(0.20)	$(0.14)	$(0.06)	$—	$(0.06)	$3.28	(4.03)%	$42,046	1.74%	1.88%	1.62%	155%(3)
03/31/23	3.28	0.10	(0.24)	(0.14)	(0.11)	—(4)	(0.11)	3.03	(4.12)	24,451	1.71	1.90	3.30	78
03/31/24	3.03	0.13	0.11	0.24	(0.12)	—	(0.12)	3.15	8.29	16,873	1.71	1.97	4.30	113
03/31/25	3.15	0.11	0.07	0.18	(0.11)	(0.01)	(0.12)	3.22	6.23	10,264	1.71	1.99	3.76	144
03/31/26	3.22	0.13	0.06	0.19	(0.13)	—	(0.13)	3.28	5.89	6,259	1.70	2.12	3.92	193
Class Y
03/31/22(5)	$3.46	$0.09	$(0.19)	$(0.10)	$(0.10)	$—	$(0.10)	$3.26	(2.97)%	$106,650	0.79%	0.91%	2.62%	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	3.01	(3.19)	59,269	0.75	0.87	4.26	78
03/31/24	3.01	0.16	0.10	0.26	(0.15)	—	(0.15)	3.12	9.07	56,982	0.75	0.91	5.26	113
03/31/25	3.12	0.14	0.07	0.21	(0.14)	(0.01)	(0.15)	3.19	7.34	75,047	0.75	0.90	4.72	144
03/31/26	3.19	0.16	0.06	0.22	(0.16)	—	(0.16)	3.25	7.00	84,941	0.73	0.88	4.90	193
Institutional Class
03/31/22(6)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$—	$(0.07)	$3.26	(4.94)%(7)	$263	0.65%(8)	3.91%(8)	2.56%(8)	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.14)	(0.01)	(0.15)	3.00	(3.35)	220	0.65	3.89	4.36	78
03/31/24	3.00	0.16	0.11	0.27	(0.16)	—	(0.16)	3.11	9.20	1,297	0.65	1.67	5.36	113
03/31/25	3.11	0.15	0.09	0.24	(0.15)	(0.01)	(0.16)	3.19	7.80	92,339	0.65	0.88	4.82	144
03/31/26	3.19	0.16	0.06	0.22	(0.16)	—	(0.16)	3.25	7.10	91,738	0.64	0.86	4.98	193
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Less than $0.005 per share.
(5)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Fund.
(6)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2026
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund) ("Dynamic Large Cap Growth Fund”)
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US Equity Fund ("Non-US Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Fund ("Strategic Income Fund”)
Each Fund is diversified, with the exception of the Dynamic Large Cap Growth Fund, the Focused Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Dynamic Large Cap Growth Fund	X	X	X	X	X
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Fund held Level 3 categorized securities during the year ended March 31, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Flexible Income Fund and Strategic Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write and purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Futures Contracts — The Flexible Income Fund and Strategic Income Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Flexible Income Fund and Strategic Income Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Notes to Financial Statements (Continued)
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances.

Notes to Financial Statements (Continued)
Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2026, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts(1)	$690,000	$—
Strategic Income Fund	Futures Contracts - Interest Rate Contracts(2)	75,408	7,106
(1)	Statements of Assets and Liabilities Location: Investments, at market value.
(2)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended March 31, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts(1)	$(18,509)	$—
	Purchased Options - Equity Contracts(2)	(2,062,442)	(2,730,887)
	Written Options - Equity Contracts(3)	935,160	—
	Swap Agreements - Credit Contracts(4)	12,128	—
Strategic Income Fund	Futures - Interest Rate Contracts(1)	240,733	(268,812)
	Swap Agreements - Credit Contracts(4)	188,390	—
(1)	Statements of Operations Location: Net realized gains (losses) on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
(3)	Statements of Operations Location: Net realized gains on written options.
(4)	Statements of Operations Location: Net realized gains on swap agreements.
For the year ended March 31, 2026, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
	Flexible Income Fund	Strategic Income Fund
Equity Contracts:
Purchased Options - Cost	$1,133,856	$—
Written Options - Premiums received	—(1)	—
Credit Default Swaps (buy protection) - Notional value	—(1)	—(1)
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	—	53,009,186

Notes to Financial Statements (Continued)
	Flexible Income Fund	Strategic Income Fund
Futures Contracts (short) - Notional Value	$—	$6,582,547
(1)	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2026, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Flexible Income Fund	Corporate Bonds	$8,281,000	$8,616,995	$335,995
	Exchange-Traded Funds	6,840,462	7,040,267	199,805
	Preferred Stocks	848,861	868,675	19,814
Total Flexible Income Fund		15,970,323	16,525,937	555,614
Focused Fund	Common Stocks	15,536,903	15,508,432	(28,471)
Non-US Equity Fund	Common Stocks	61,620,886	63,131,975	1,511,089
Strategic Income Fund	Corporate Bonds	5,052,585	5,195,816	143,231
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Notes to Financial Statements (Continued)
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes —The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations.

Notes to Financial Statements (Continued)
The Funds paid income taxes in foreign jurisdictions during the year ended March 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:
Income taxes by foreign jurisdiction:	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund
France	$807,339	$—
India	—	13,492,912
Japan	399,923	—
South Korea	288,663	—
Sweden	1,363,537	—
Taiwan	—	1,025,100
Other*	447,679	1,158,855
Total income taxes paid, net of refunds	$3,307,141	$15,676,867
* Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of total income taxes paid by the Funds.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended March 31, 2026:
	Dynamic Large Cap Growth Fund	Flexible Income Fund	Focused Fund	Mid Cap Growth Fund	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Purchases of investment securities	$262,503,891	$1,001,005,899	$83,917,173	$1,755,624,718	$665,975,456	$1,012,548,563	$137,602,484
Proceeds from sales and maturities	270,478,339	937,719,928	108,614,784	1,267,172,437	253,560,427	1,137,778,414	120,710,982
Purchases of U.S. Government Securities	—	88,921,314	—	—	—	—	418,677,320
Proceeds from U.S. Government Securities	—	81,680,064	—	—	—	—	434,720,207
Redemptions-in-Kind(1)	17,029,765	—	67,841,874	123,584,197	—	—	—
(1)	Redemptions-in-kind are excluded from proceeds from sales and maturities.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, LLC (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $220,332 for the Funds’ Board for the year ended March 31, 2026.

Notes to Financial Statements (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Dynamic Large Cap Growth Fund(1)	0.60% on the first $200 million 0.40% on such assets in excess of $200 million
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Mid Cap Growth Fund	0.74% on the first $500 million 0.69% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00% on the first $200 million 0.85% on the next $2.8 billion 0.80% on such assets in excess of $3 billion
Strategic Income Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
(1)	Prior to May 9, 2025, the Fund paid 0.75% on the first $500 million, 0.70% on the next $500 million and 0.65% on such assets over $1 billion.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.(1)	Westfield Capital Management Company, L.P.
Focused Fund	Mid Cap Growth Fund
Strategic Income Fund	Los Angeles Capital Management LLC
Rockefeller & Co., LLC	Dynamic Large Cap Growth Fund(2)
Non-US Equity Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
(2)	Prior to May 9, 2025, the sub-advisor was Westfield Capital Management Company, L.P.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Dynamic Large Cap Growth Fund(1)	0.99%	1.71%	0.66%	0.60%	0.55%	July 29, 2026
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2026
Focused Fund	1.20%	1.89%	0.95%	0.83%	—	July 29, 2026
Mid Cap Growth Fund	1.39%	1.99%	0.97%	0.86%	0.77%	July 29, 2026
Non-US Equity Fund	1.17%	1.92%	0.90%	0.86%	—	July 29, 2026
Sands Capital Emerging Markets Growth Fund	1.43%	2.13%	1.21%	1.04%	1.00%	July 29, 2026

Notes to Financial Statements (Continued)
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Strategic Income Fund(2)	0.95%	1.68%	0.66%	0.61%	—	January 29, 2027
(1)	Prior to May 9, 2025, the expense limitations for Classes A, C, Y and Institutional Class were 1.24%, 1.99%, 0.99% and 0.89%, respectively.
(2)	Prior to January 1, 2026, the expense limitations for Classes A, C, Y and Institutional Class were 1.00%, 1.71%, 0.75% and 0.65%, respectively.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the year ended March 31, 2026, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Dynamic Large Cap Growth Fund	$102,920	$102,482	$214,119	$419,521
Flexible Income Fund	—	—	63,048	63,048
Focused Fund	—	—	35,637	35,637
Mid Cap Growth Fund	—	201,659	148,435	350,094
Non-US Equity Fund	—	—	137,963	137,963
Sands Capital Emerging Markets Growth Fund	—	214,320	531,836	746,156
Strategic Income Fund	—	108,022	399,502	507,524
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of March 31, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2027	Expires on or before March 31, 2028	Expires on or before March 31, 2029	Total
Dynamic Large Cap Growth Fund	$130,445	$123,087	$260,939	$514,471
Flexible Income Fund	126,283	39,977	34,156	200,416
Focused Fund	21,771	14,078	19,516	55,365
Mid Cap Growth Fund	313,884	349,043	334,727	997,654
Non-US Equity Fund	55,902	110,203	117,681	283,786
Sands Capital Emerging Markets Growth Fund	—	324,181	702,881	1,027,062
Strategic Income Fund	97,252	207,011	316,862	621,125
During the year ended March 31, 2026, the Adviser recouped previously waived fees or reimbursed expenses from Flexible Income Fund and Mid Cap Growth Fund of $248,025 and $33,857, respectively.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.

Notes to Financial Statements (Continued)
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended March 31, 2026:
Fund	Amount
Dynamic Large Cap Growth Fund	$ 6,624
Flexible Income Fund	2,562
Focused Fund	10,566
Mid Cap Growth Fund	21,342
Non-US Equity Fund	14,546
Sands Capital Emerging Markets Growth Fund	375
Strategic Income Fund	1,128
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the year ended March 31, 2026:
Fund	Class A	Class C
Dynamic Large Cap Growth Fund	$ —	$ 394
Flexible Income Fund	—	653
Focused Fund	—	110
Mid Cap Growth Fund	—	78
Non-US Equity Fund	3,363	—
Strategic Income Fund	90	55
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended March 31, 2026, the Funds did not engage in any Rule 17a-7 transactions.

Notes to Financial Statements (Continued)
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the year ended March 31, 2026, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Dynamic Large Cap Growth Fund	395,683	$ 17,029,765
Focused Fund	960,787	67,841,874
Mid Cap Growth Fund	4,220,493	123,584,197
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended March 31, 2026, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Flexible Income Fund	$ 6,806	4.21%	$ 291
Mid Cap Growth Fund	$ 5,502	4.21%	$ 235
(1)	Included in Interest in the Statements of Operations.
During the year ended March 31, 2026, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Sands Capital Emerging Markets Growth Fund	$ 158,275	4.89%	$ 7,837
Strategic Income Fund	$ 39,102	4.75%	$ 1,904
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Continued)
The tax character of distributions paid for the years ended March 31, 2026 and March 31, 2025 were as follows:
	Dynamic Large Cap Growth Fund		Flexible Income Fund		Focused Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
From ordinary income	$5,158,350	$3,816,252	$86,718,279	$66,988,269	$5,281,040	$7,553,567
From long-term capital gains	19,155,617	5,692,872	—	—	28,541,940	6,433,867
Total distributions	$24,313,967	$9,509,124	$86,718,279	$66,988,269	$33,822,980	$13,987,434
	Mid Cap Growth Fund		Non-US Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
From ordinary income	$34,839,906	$7,270,800	$13,461,804	$10,213,053	$18,738,391	$3,537,058
From long-term capital gains	132,578,706	30,263,836	38,833,408	12,378,954	—	—
Total distributions	$167,418,612	$37,534,636	$52,295,212	$22,592,007	$18,738,391	$3,537,058
	Strategic Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025
From ordinary income	$14,195,115	$11,425,590
From return of capital	—	510,640
Total distributions	$14,195,115	$11,936,230
The following information is computed on a tax basis for each item as of March 31, 2026:
	Dynamic Large Cap Growth Fund	Flexible Income Fund	Focused Fund
Tax cost of portfolio investments	$96,549,784	$1,703,809,301	$622,146,018
Gross unrealized appreciation on investments	48,388,682	27,942,779	715,196,444
Gross unrealized depreciation on investments	(4,378,813)	(51,215,220)	(16,612,011)
Net unrealized appreciation (depreciation) on investments	44,009,869	(23,272,441)	698,584,433
Gross unrealized appreciation on foreign currency transactions	—	2,984	—
Gross unrealized depreciation on foreign currency transactions	(1)	—	(1)
Net unrealized appreciation (depreciation) on foreign currency transactions	(1)	2,984	(1)
Capital loss carryforwards	—	(32,078,860)	—
Undistributed ordinary income	4,200,884	4,035,501	3,714,619
Undistributed capital gains	2,051,292	—	9,068,198
Other temporary differences	—	(26,253)	—
Accumulated earnings (deficit)	$50,262,044	$(51,339,069)	$711,367,249

Notes to Financial Statements (Continued)
	Mid Cap Growth Fund	Non-US Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Fund
Tax cost of portfolio investments	$1,581,308,840	$1,081,168,402	$1,567,399,866	$306,370,542
Gross unrealized appreciation on investments	305,718,046	337,998,938	617,175,658	4,618,020
Gross unrealized depreciation on investments	(88,253,081)	(35,896,260)	(187,673,010)	(5,603,719)
Net unrealized appreciation (depreciation) on investments	217,464,965	302,102,678	429,502,648	(985,699)
Gross unrealized appreciation on foreign currency transactions	—	42,853	—	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(14,138,736)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	42,853	(14,138,736)	—
Capital loss carryforwards	—	—	(614,215,125)	(76,519,494)
Qualified late year losses	—	—	(24,092,269)	(23,711)
Undistributed ordinary income	—	9,320,301	—	—
Undistributed capital gains	1,190,586	5,131,708	—	—
Other temporary differences	—	—	—	(91,307)
Accumulated earnings (deficit)	$218,655,551	$316,597,540	$(222,943,482)	$(77,620,211)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2026, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Flexible Income Fund	$ 6,853,292	$ 25,225,568	$ 32,078,860
Sands Capital Emerging Markets Growth Fund	451,891,404	162,323,721	614,215,125
Strategic Income Fund*	3,526,953	72,992,541	76,519,494
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended March 31, 2026, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Focused Fund	$ 9,182,588
Sands Capital Emerging Markets Growth Fund	227,750,900
Strategic Income Fund	2,647,340
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2026, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Sands Capital Emerging Markets Growth Fund	$ —	$ 24,092,269	$ 24,092,269
Strategic Income Fund	—	23,711	23,711
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Continued)
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of in-kind distributions for shareholder redemptions, and deemed distributions on shareholder redemptions  have been made to the following Funds for the year ended March 31, 2026.
Fund	Paid-In Capital	Distributable Earnings
Dynamic Large Cap Growth Fund	$ 5,245,586	$ (5,245,586)
Focused Fund	52,035,326	(52,035,326)
Mid Cap Growth Fund	58,217,536	(58,217,536)
Non-US Equity Fund	2,098,310	(2,098,310)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more

Notes to Financial Statements (Continued)
sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund), Touchstone Flexible Income Fund, Touchstone Focused Fund, Touchstone Mid Cap Growth Fund, Touchstone Non-US Equity Fund, Touchstone Sands Capital Emerging Markets Growth Fund and Touchstone Strategic Income Fund and the Board of Trustees of Touchstone Strategic Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Dynamic Large Cap Growth Fund (formerly Touchstone Growth Opportunities Fund), Touchstone Flexible Income Fund, Touchstone Focused Fund, Touchstone Mid Cap Growth Fund, Touchstone Non-US Equity Fund, Touchstone Sands Capital Emerging Markets Growth Fund and Touchstone Strategic Income Fund (collectively referred to as the “Funds”) (seven of the funds constituting Touchstone Strategic Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting Touchstone Strategic Trust) at March 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the Touchstone Strategic Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Touchstone Dynamic Large Cap Growth Fund
(formerly Touchstone Growth
Opportunities Fund)
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US Equity Fund
Touchstone Sands Capital Emerging
Markets Growth Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
Touchstone Strategic Income Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the four years in the period ended March 31, 2026
The financial highlights for the period ended March 31, 2022 for the Touchstone Strategic Income Fund was audited by another auditor whose report dated May 23, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of

Report of Independent Registered Public Accounting Firm (Continued)
March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
May 21, 2026

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Dynamic Large Cap Growth Fund	7.83%
Flexible Income Fund	9.08%
Focused Fund	100.00%
Mid Cap Growth Fund	22.28%
Non-US Equity Fund	100.00%
Sands Capital Emerging Markets Growth Fund	73.42%
Strategic Income Fund	1.14%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended March 31, 2026 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Dynamic Large Cap Growth Fund	7.26%
Flexible Income Fund	9.04%
Focused Fund	100.00%
Mid Cap Growth Fund	21.95%
Strategic Income Fund	1.09%
For the fiscal year ended March 31, 2026, the Funds designated long-term capital gains as follows:
Dynamic Large Cap Growth Fund	$ 24,035,320
Focused Fund	$ 41,351,159
Mid Cap Growth Fund	$ 150,987,904
Non-US Equity Fund	$ 40,931,718
Foreign Tax Income & Foreign Tax Credit
Each of the Non-US Equity Fund and Sands Capital Emerging Markets Growth Fund intend to pass through a foreign tax credit to its shareholders. For the fiscal year ended March 31, 2026, the total amount of foreign source income is $18,653,849 or $0.44 per share and $10,724,969 or $0.09 per share, respectively. The total amount of foreign taxes to be paid is $2,161,937 or $0.05 per share and $15,478,564 or $0.13 per share, respectively. Shareholder's allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 20, 2025, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory

Other Items (Unaudited) (Continued)
Agreement between the Adviser and each Fund’s respective Sub-Adviser, except with respect to the Sub-Advisory Agreement for Touchstone Dynamic Large Cap Growth Fund, which was approved at a meeting held in February 2025 (the “February Meeting”).
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Adviser’s compliance policies and procedures.  The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the Sub-Adviser that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund(s).  The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the Sub-Adviser to two of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Adviser’s business as a whole.  The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit all of the Funds’ net operating expenses.  The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds.  The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Adviser, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.  Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Other Items (Unaudited) (Continued)
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month, and thirty-six-month periods ended September 30, 2025, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses for all of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Dynamic Large Cap Growth Fund (formerly, Touchstone Growth Opportunities Fund).  The Board noted that at the February Meeting, it had reduced the Fund’s advisory fee and sub-advisory fee as well as lowered the expense caps on all of the Fund’s share classes through July 29, 2026.  The Board noted that the Fund’s sub-adviser had only been managing the Fund since May 9, 2025, and that the Fund’s performance prior to that time reflected the management of the prior sub-adviser.  The Trustees concluded that it was too soon to evaluate the Fund’s investment performance under the new sub-adviser.
Touchstone Flexible Income Fund. The Fund’s advisory fee and total expense ratio were below the median and above the median, respectively, of its peer group.  The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2025, in the 5th quintile of its peer group for the twelve-month period ended September 30, 2025, and in the 5th quintile of its peer group for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Focused Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2025, in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2025, and in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Mid Cap Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-month period ended September 30, 2025, in the 1st quintile of its peer group for the twelve-month period ended September 30, 2025, and in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2025.    Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Non-US Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2025, in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2025, and in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2025.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Sands Capital Emerging Markets Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board

Other Items (Unaudited) (Continued)
noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2025.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Strategic Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2025, in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2025, and in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2025.    Based upon their review, the Trustees concluded that the overall performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale.  The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedule for each Fund contains breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.    The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others:  (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisers with the Adviser, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Adviser’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale.  The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds.  In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Other Items (Unaudited) (Continued)
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage comparable institutional separate accounts.  The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser.  The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Flexible Income Fund. The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Focused Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  The Board noted that the Fund's Sub-Adviser was currently waiving a portion of the Fund’s fees. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Mid Cap Growth Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Non-US Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Sands Capital Emerging Markets Growth Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Strategic Income Fund. The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month, and thirty-six-month periods ended September 30, 2025, and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser.  The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion.  In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others:  (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Touchstone Investments
Distributor
Touchstone Securities, LLC*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-AR-NCSR-2603

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	5/29/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	5/29/2026